UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22468

Ashmore Funds

(Exact name of registrant as specified in charter)

c/o Ashmore Investment Advisors Limited

61 Aldwych

London, WC2B 4AE

England

(Address of principal executive offices) (Zip code)

Corporation Service Company

84 State Street

Boston, MA 02109

(Name and address of agent for service)

Registrant’s telephone number, including area code: 011-44-20-3077-6000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

Item 1. Schedule of Investments.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2018 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Angola (Cost $6,962,523)
Angola (Rep of), 9.500%, 11/12/2025		2,314,000	$2,626,390	0.20
Angola (Rep of), 8.250%, 05/09/2028(2)		2,695,000	2,792,559	0.21
Angola (Rep of), 9.375%, 05/08/2048(2)		1,939,000	2,054,068	0.15
			7,473,017	0.56
Argentina (Cost $43,435,458)
Argentina (Rep of), 6.875%, 04/22/2021		3,239,000	3,245,478	0.24
Argentina (Rep of), 7.500%, 04/22/2026		4,854,000	4,623,435	0.34
Argentina (Rep of), 5.875%, 01/11/2028		3,943,000	3,321,978	0.25
Argentina (Rep of), 8.280%, 12/31/2033		2,890,802	2,741,333	0.20
Argentina (Rep of), (Step to 3.750% on 03/31/2019) 2.500%, 12/31/2038(3)		7,553,446	4,550,951	0.34
Argentina (Rep of), 6.875%, 01/11/2048		6,581,000	5,159,570	0.38
Argentina Bonar Bonds, (Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 2.500%) 35.900%, 03/11/2019	ARS	8,343,000	289,338	0.02
Argentina Bonar Bonds, (Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 3.250%) 36.140%, 03/01/2020	ARS	8,070,000	274,361	0.02
Argentina Bonar Bonds, (Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 2.000%) 36.580%, 04/03/2022	ARS	77,137,255	2,520,679	0.19
Argentina POM Politica Monetaria, (Floating, Argentina Central Bank 7D Repo Rate + 0.000%) 40.000%, 06/21/2020	ARS	119,725,781	4,383,184	0.33
Provincia de Buenos Aires, (Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 3.750%) 38.570%, 04/12/2025(2)	ARS	53,295,000	1,549,002	0.12
YPF S.A., 7.000%, 12/15/2047		2,445,000	1,958,934	0.15
			34,618,243	2.58
Azerbaijan (Cost $8,597,388)
Southern Gas Corridor CJSC, 6.875%, 03/24/2026		4,850,000	5,333,351	0.40
State Oil Co. of the Azerbaijan Republic, 4.750%, 03/13/2023		790,000	785,987	0.06
State Oil Co. of the Azerbaijan Republic, 6.950%, 03/18/2030		2,270,000	2,452,962	0.18
			8,572,300	0.64
Belarus (Cost $16,270,042)
Belarus (Rep of), 6.875%, 02/28/2023		7,426,000	7,769,527	0.58
Belarus (Rep of), 7.625%, 06/29/2027		4,282,000	4,599,296	0.34
Belarus (Rep of), 6.200%, 02/28/2030		3,720,000	3,626,070	0.27
			15,994,893	1.19
Brazil (Cost $145,945,006)
Banco do Brasil S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 7.327%) 9.250%, 04/15/2023(4)		1,015,000	1,056,879	0.08
Banco do Brasil S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 4.398%) 6.250%, 04/15/2024(4)		5,085,000	4,284,112	0.32

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2018 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Brazil (continued)
Banco do Brasil S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 6.362%) 9.000%, 06/18/2024(4)		4,150,000	$4,223,455	0.31
Banco Nacional de Desenvolvimento Economico e Social, 6.500%, 06/10/2019		2,450,000	2,512,107	0.19
Banco Nacional de Desenvolvimento Economico e Social, 4.750%, 05/09/2024		1,367,000	1,319,169	0.10
Brazil (Rep of), 2.625%, 01/05/2023		2,210,000	2,049,775	0.15
Brazil (Rep of), 4.250%, 01/07/2025		3,264,000	3,167,712	0.24
Brazil (Rep of), 6.000%, 04/07/2026		1,486,000	1,572,946	0.12
Brazil (Rep of), 4.625%, 01/13/2028		2,562,000	2,401,875	0.18
Brazil (Rep of), 8.250%, 01/20/2034		1,016,000	1,229,360	0.09
Brazil (Rep of), 7.125%, 01/20/2037		1,961,000	2,201,223	0.16
Brazil (Rep of), 5.625%, 01/07/2041		988,000	926,250	0.07
Brazil (Rep of), 5.000%, 01/27/2045		2,174,000	1,842,465	0.14
Brazil (Rep of), 5.625%, 02/21/2047		1,809,000	1,659,758	0.12
Brazil Letras do Tesouro Nacional, 6.815%, 01/01/2020(5)	BRL	130,805,000	31,312,381	2.33
Brazil Letras do Tesouro Nacional, 7.915%, 07/01/2021(5)	BRL	177,189,000	36,450,713	2.72
Brazil Letras do Tesouro Nacional, 8.073%, 01/01/2022(5)	BRL	10,160,000	1,970,598	0.15
Brazil Notas do Tesouro Nacional Serie B, 6.000%, 08/15/2022(6)	BRL	10,950,000	9,413,662	0.70
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027	BRL	38,664,000	9,720,886	0.72
CSN Islands XI Corp., 6.875%, 09/21/2019		1,430,000	1,428,227	0.11
CSN Resources S.A., 6.500%, 07/21/2020		1,460,000	1,405,703	0.10
Petrobras Global Finance B.V., 7.375%, 01/17/2027		1,750,000	1,820,000	0.14
Petrobras Global Finance B.V., 6.875%, 01/20/2040		8,470,000	8,131,200	0.61
Petrobras Global Finance B.V., 6.850%, 06/05/2115		3,765,000	3,392,830	0.25
Samarco Mineracao S.A., 4.125%, 11/01/2022(7)		3,185,000	2,372,825	0.18
Samarco Mineracao S.A., 5.750%, 10/24/2023(7)		3,468,000	2,566,320	0.19
Samarco Mineracao S.A., 5.375%, 09/26/2024(7)		1,790,000	1,324,600	0.10
			141,757,031	10.57
Cameroon (Cost $371,855)
Cameroon (Rep of), 9.500%, 11/19/2025		320,000	346,602	0.03
			346,602	0.03
Chile (Cost $57,511,572)
Banco del Estado de Chile, 3.875%, 02/08/2022		960,000	964,321	0.07
Bonos de la Tesoreria de la Republica en pesos, 4.500%, 03/01/2021	CLP	20,495,000,000	32,748,454	2.44
Bonos de la Tesoreria de la Republica en pesos, 5.000%, 03/01/2035	CLP	4,205,000,000	6,561,507	0.49
Chile (Rep of), 3.240%, 02/06/2028		643,000	616,316	0.05
Corp. Nacional del Cobre de Chile, 4.250%, 07/17/2042		1,461,000	1,372,224	0.10
Corp. Nacional del Cobre de Chile, 5.625%, 10/18/2043		2,422,000	2,706,352	0.20
Corp. Nacional del Cobre de Chile, 4.875%, 11/04/2044		4,151,000	4,210,359	0.31
Corp. Nacional del Cobre de Chile, 4.500%, 08/01/2047		2,440,000	2,347,134	0.18

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2018 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Chile (continued)
Empresa Nacional del Petroleo, 3.750%, 08/05/2026		1,530,000	$1,471,969	0.11
Empresa Nacional del Petroleo, 4.500%, 09/14/2047		1,602,000	1,467,752	0.11
			54,466,388	4.06
China (Cost $23,871,642)
Amber Circle Funding Ltd., 3.250%, 12/04/2022		3,246,000	3,165,110	0.24
China Evergrande Group, 7.500%, 06/28/2023		3,455,000	3,181,865	0.24
China Railway Resources Huitung Ltd., 3.850%, 02/05/2023		1,705,000	1,687,103	0.12
Far East Energy Bermuda Ltd., 13.000%, 01/15/2016(2)(7)(8)(9)(10)		1,975,424	—	—
Franshion Development Ltd., 6.750%, 04/15/2021		2,170,000	2,286,991	0.17
Industrial & Commercial Bank of China Asia Ltd., 5.125%, 11/30/2020		1,779,000	1,832,747	0.14
Kaisa Group Holdings Ltd., 8.500%, 06/30/2022		3,775,000	3,228,837	0.24
Sinochem Overseas Capital Co. Ltd., 4.500%, 11/12/2020		2,512,000	2,544,490	0.19
Sinochem Overseas Capital Co. Ltd., 6.300%, 11/12/2040		1,170,000	1,402,494	0.10
Sinopec Group Overseas Development 2012 Ltd., 4.875%, 05/17/2042		1,030,000	1,075,462	0.08
Sunac China Holdings Ltd., 7.950%, 08/08/2022		1,100,000	1,055,575	0.08
			21,460,674	1.60
Colombia (Cost $23,193,913)
Colombia (Rep of), 7.375%, 03/18/2019		1,943,000	1,996,433	0.15
Colombia (Rep of), 11.750%, 02/25/2020		765,000	861,390	0.06
Colombia (Rep of), 4.000%, 02/26/2024		1,150,000	1,153,450	0.09
Colombia (Rep of), 8.125%, 05/21/2024		1,808,000	2,183,160	0.16
Colombia (Rep of), 3.875%, 04/25/2027		1,956,000	1,907,100	0.14
Colombia (Rep of), 7.375%, 09/18/2037		3,078,000	3,878,280	0.29
Colombia (Rep of), 6.125%, 01/18/2041		2,984,000	3,364,460	0.25
Colombia (Rep of), 5.625%, 02/26/2044		2,813,000	3,023,975	0.23
Colombia (Rep of), 5.000%, 06/15/2045		1,677,000	1,668,615	0.13
Empresas Publicas de Medellin ESP, 8.375%, 11/08/2027	COP	8,747,000,000	2,864,979	0.21
			22,901,842	1.71
Costa Rica (Cost $6,088,271)
Banco Nacional de Costa Rica, 6.250%, 11/01/2023		1,120,000	1,157,800	0.09
Costa Rica (Rep of), 4.250%, 01/26/2023		3,806,000	3,673,209	0.27
Costa Rica (Rep of), 5.625%, 04/30/2043		900,000	806,598	0.06
Instituto Costarricense de Electricidad, 6.950%, 11/10/2021		400,000	416,000	0.03
			6,053,607	0.45
Croatia (Cost $12,865,189)
Croatia (Rep of), 6.625%, 07/14/2020		3,690,000	3,892,729	0.29
Croatia (Rep of), 6.375%, 03/24/2021		3,299,000	3,513,435	0.26
Croatia (Rep of), 6.000%, 01/26/2024		5,050,000	5,502,985	0.41
			12,909,149	0.96

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2018 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Czech Republic (Cost $2,189,403)
New World Resources N.V., 8.000%, 04/07/2020(7)(9)	EUR	1,938,518	$—	—
New World Resources N.V., 4.000%, 10/07/2020(7)(9)	EUR	669,526	—	—
			—	—
Dominican Republic (Cost $27,397,802)
Dominican (Rep of), 7.500%, 05/06/2021		3,017,000	3,185,952	0.24
Dominican (Rep of), 6.600%, 01/28/2024		1,890,000	1,993,893	0.15
Dominican (Rep of), 5.875%, 04/18/2024		4,139,000	4,255,016	0.32
Dominican (Rep of), 5.500%, 01/27/2025		4,820,000	4,835,665	0.36
Dominican (Rep of), 6.875%, 01/29/2026		4,740,000	5,073,743	0.38
Dominican (Rep of), 6.000%, 07/19/2028(2)(10)		910,000	919,100	0.07
Dominican (Rep of), 7.450%, 04/30/2044		2,160,000	2,338,200	0.17
Dominican (Rep of), 6.850%, 01/27/2045		4,277,000	4,355,184	0.32
			26,956,753	2.01
Ecuador (Cost $98,854,735)
Ecuador (Rep of), 10.500%, 03/24/2020		22,476,000	23,678,466	1.77
Ecuador (Rep of), 10.750%, 03/28/2022		21,140,000	22,862,910	1.70
Ecuador (Rep of), 8.750%, 06/02/2023		7,303,000	7,284,743	0.54
Ecuador (Rep of), 7.950%, 06/20/2024		7,332,000	7,057,050	0.53
Ecuador (Rep of), 9.650%, 12/13/2026		11,454,000	11,539,905	0.86
Ecuador (Rep of), 9.625%, 06/02/2027		5,563,000	5,594,709	0.42
Ecuador (Rep of), 8.875%, 10/23/2027		8,054,000	7,772,110	0.58
Ecuador (Rep of), 7.875%, 01/23/2028		10,417,000	9,531,555	0.71
EP PetroEcuador via Noble Sovereign Funding I Ltd., (Floating, ICE LIBOR USD 3M + 5.630%) 7.966%, 09/24/2019		2,600,000	2,580,630	0.19
			97,902,078	7.30
Egypt (Cost $18,906,564)
Egypt (Rep of), 6.125%, 01/31/2022		1,460,000	1,480,157	0.11
Egypt (Rep of), 7.500%, 01/31/2027		6,409,000	6,675,871	0.50
Egypt (Rep of), 6.588%, 02/21/2028		4,148,000	4,063,024	0.30
Egypt (Rep of), 6.875%, 04/30/2040		590,000	542,782	0.04
Egypt (Rep of), 8.500%, 01/31/2047		3,740,000	3,935,392	0.30
Egypt (Rep of), 7.903%, 02/21/2048		1,900,000	1,885,682	0.14
			18,582,908	1.39
El Salvador (Cost $10,812,390)
El Salvador (Rep of), 7.375%, 12/01/2019		1,000,000	1,030,000	0.08
El Salvador (Rep of), 5.875%, 01/30/2025		1,626,000	1,553,529	0.12
El Salvador (Rep of), 6.375%, 01/18/2027		1,833,000	1,768,845	0.13
El Salvador (Rep of), 8.625%, 02/28/2029		1,800,000	1,966,500	0.15
El Salvador (Rep of), 8.250%, 04/10/2032		775,000	811,355	0.06
El Salvador (Rep of), 7.650%, 06/15/2035		860,000	860,000	0.06
El Salvador (Rep of), 7.625%, 02/01/2041		2,870,000	2,841,300	0.21
			10,831,529	0.81

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2018 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Ethiopia (Cost $5,604,343)
Ethiopia (Rep of), 6.625%, 12/11/2024		5,713,000	$5,827,123	0.43
			5,827,123	0.43
Gabon (Cost $5,394,685)
Gabon (Rep of), 6.375%, 12/12/2024		5,119,700	4,785,599	0.35
Gabon (Rep of), 6.950%, 06/16/2025		400,000	378,885	0.03
			5,164,484	0.38
Georgia (Cost $4,235,214)
Georgia (Rep of), 6.875%, 04/12/2021		2,650,000	2,826,490	0.21
Georgian Railway JSC, 7.750%, 07/11/2022		1,290,000	1,360,950	0.10
			4,187,440	0.31
Ghana (Cost $6,226,032)
Ghana (Rep of), 8.125%, 01/18/2026		930,000	1,002,267	0.08
Ghana (Rep of), 7.625%, 05/16/2029(2)		1,853,000	1,914,275	0.14
Ghana (Rep of), 10.750%, 10/14/2030		200,000	258,662	0.02
Ghana (Rep of), 8.627%, 06/16/2049(2)		3,136,000	3,250,752	0.24
			6,425,956	0.48
Hungary (Cost $15,474,590)
Hungary (Rep of), 5.375%, 02/21/2023		5,412,000	5,763,780	0.43
Hungary (Rep of), 5.750%, 11/22/2023		5,166,000	5,624,482	0.42
Hungary (Rep of), 5.375%, 03/25/2024		2,740,000	2,944,404	0.22
Hungary (Rep of), 7.625%, 03/29/2041		664,000	937,943	0.07
			15,270,609	1.14
India (Cost $15,900,290)
Export-Import Bank of India, 4.000%, 01/14/2023		2,219,000	2,198,275	0.16
Export-Import Bank of India, 3.375%, 08/05/2026		890,000	819,175	0.06
India (Rep of), 7.350%, 06/22/2024	INR	110,000,000	1,559,073	0.12
India (Rep of), 7.720%, 05/25/2025	INR	403,510,000	5,795,000	0.43
India (Rep of), 7.590%, 01/11/2026	INR	290,000,000	4,124,238	0.31
			14,495,761	1.08
Indonesia (Cost $66,036,696)
Indonesia (Rep of), 8.375%, 03/15/2024	IDR	54,394,000,000	3,885,116	0.29
Indonesia (Rep of), 4.125%, 01/15/2025		1,655,000	1,650,669	0.12
Indonesia (Rep of), 8.375%, 09/15/2026	IDR	112,000,000,000	8,000,792	0.60
Indonesia (Rep of), 7.000%, 05/15/2027	IDR	42,812,000,000	2,809,673	0.21
Indonesia (Rep of), 6.125%, 05/15/2028	IDR	62,398,000,000	3,859,848	0.29
Indonesia (Rep of), 8.750%, 05/15/2031	IDR	27,075,000,000	1,962,584	0.15
Indonesia (Rep of), 7.500%, 08/15/2032	IDR	12,182,000,000	799,627	0.06
Indonesia (Rep of), 6.625%, 05/15/2033	IDR	47,278,000,000	2,854,057	0.21
Indonesia (Rep of), 8.375%, 03/15/2034	IDR	28,422,000,000	1,992,222	0.15
Indonesia (Rep of), 8.500%, 10/12/2035		1,145,000	1,594,202	0.12
Indonesia (Rep of), 8.250%, 05/15/2036	IDR	24,710,000,000	1,713,592	0.13
Indonesia (Rep of), 6.625%, 02/17/2037		1,524,000	1,817,099	0.14

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2018 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Indonesia (continued)
Indonesia (Rep of), 7.750%, 01/17/2038		2,058,000	$2,745,578	0.20
Indonesia (Rep of), 7.500%, 05/15/2038	IDR	18,107,000,000	1,176,686	0.09
Indonesia (Rep of), 5.250%, 01/17/2042		1,603,000	1,668,441	0.12
Indonesia (Rep of), 5.125%, 01/15/2045		3,751,000	3,843,230	0.29
Indonesia (Rep of), 5.950%, 01/08/2046		3,349,000	3,784,162	0.28
Indonesia (Rep of), 5.250%, 01/08/2047		2,147,000	2,243,899	0.17
Indonesia (Rep of), 4.750%, 07/18/2047		1,280,000	1,260,275	0.09
Pertamina Persero PT, 6.000%, 05/03/2042		1,309,000	1,357,343	0.10
Perusahaan Listrik Negara PT, 5.500%, 11/22/2021		3,650,000	3,822,645	0.28
Perusahaan Listrik Negara PT, 5.250%, 05/15/2047		988,000	957,739	0.07
Perusahaan Listrik Negara PT, 6.150%, 05/21/2048(2)		2,234,000	2,381,574	0.18
Perusahaan Penerbit SBSN Indonesia III, 4.325%, 05/28/2025		1,248,000	1,251,049	0.09
Perusahaan Penerbit SBSN Indonesia III, 4.550%, 03/29/2026		2,080,000	2,105,372	0.16
			61,537,474	4.59
Iraq (Cost $688,663)
Iraq (Rep of), 5.800%, 01/15/2028		750,000	706,662	0.05
			706,662	0.05
Ivory Coast (Cost $10,869,092)
Ivory Coast (Rep of), 6.375%, 03/03/2028		1,276,000	1,241,048	0.09
Ivory Coast (Rep of), 5.750%, 12/31/2032		9,966,875	9,506,405	0.71
			10,747,453	0.80
Jamaica (Cost $25,514,386)
Digicel Group Ltd., 8.250%, 09/30/2020		19,235,000	13,993,462	1.04
Digicel Group Ltd., 7.125%, 04/01/2022		5,580,000	3,550,275	0.26
Jamaica (Rep of), 6.750%, 04/28/2028		920,000	1,012,902	0.08
Jamaica (Rep of), 7.875%, 07/28/2045		1,560,000	1,815,840	0.14
			20,372,479	1.52
Jordan (Cost $1,308,514)
Jordan (Rep of), 5.750%, 01/31/2027		1,360,000	1,300,622	0.10
			1,300,622	0.10
Kazakhstan (Cost $20,078,145)
Development Bank of Kazakhstan JSC, 4.125%, 12/10/2022		3,463,000	3,409,227	0.26
KazAgro National Management Holding JSC, 4.625%, 05/24/2023		2,290,000	2,232,750	0.17
Kazakhstan (Rep of), 5.125%, 07/21/2025		3,150,000	3,382,312	0.25
Kazakhstan (Rep of), 4.875%, 10/14/2044		1,199,000	1,218,767	0.09
Kazakhstan (Rep of), 6.500%, 07/21/2045		2,433,000	2,994,716	0.22
Kazakhstan Temir Zholy Finance B.V., 6.950%, 07/10/2042		3,171,000	3,533,128	0.26
Kazakhstan Temir Zholy National Co. JSC, 4.850%, 11/17/2027		901,000	903,253	0.07
KazMunayGas National Co. JSC, 5.375%, 04/24/2030(2)		2,151,000	2,199,905	0.16
KazMunayGas National Co. JSC, 6.375%, 10/24/2048(2)		1,131,000	1,182,347	0.09
			21,056,405	1.57

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2018 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Kenya (Cost $4,756,925)
Kenya (Rep of), 6.875%, 06/24/2024		1,480,000	$1,507,845	0.11
Kenya (Rep of), 7.250%, 02/28/2028		498,000	503,603	0.04
Kenya (Rep of), 8.250%, 02/28/2048		2,720,000	2,747,178	0.20
			4,758,626	0.35
Lebanon (Cost $22,629,912)
Lebanon (Rep of), 5.150%, 11/12/2018		280,000	279,148	0.02
Lebanon (Rep of), 5.450%, 11/28/2019		2,330,000	2,266,624	0.17
Lebanon (Rep of), 6.375%, 03/09/2020		2,164,000	2,104,144	0.16
Lebanon (Rep of), 8.250%, 04/12/2021		4,945,000	4,834,726	0.36
Lebanon (Rep of), 6.100%, 10/04/2022		8,054,000	7,150,341	0.53
Lebanon (Rep of), 6.000%, 01/27/2023		2,780,000	2,423,326	0.18
Lebanon (Rep of), 6.600%, 11/27/2026		1,926,000	1,609,751	0.12
			20,668,060	1.54
Malaysia (Cost $23,906,941)
Axiata SPV1 Labuan Ltd., 5.375%, 04/28/2020		500,000	514,329	0.04
Malaysia (Rep of), 3.759%, 03/15/2019	MYR	1,609,000	396,815	0.03
Malaysia (Rep of), 3.654%, 10/31/2019	MYR	4,888,000	1,205,231	0.09
Malaysia (Rep of), 3.659%, 10/15/2020	MYR	48,440,000	11,960,235	0.89
Malaysia (Rep of), 3.882%, 03/10/2022	MYR	2,246,000	555,849	0.04
Malaysia (Rep of), 3.418%, 08/15/2022	MYR	6,439,000	1,562,132	0.12
Malaysia (Rep of), 3.480%, 03/15/2023	MYR	146,000	35,373	—
Malaysia (Rep of), 4.181%, 07/15/2024	MYR	2,150,000	535,039	0.04
Malaysia (Rep of), 3.955%, 09/15/2025	MYR	50,000	12,213	—
Malaysia (Rep of), 4.392%, 04/15/2026	MYR	125,000	31,174	—
Malaysia (Rep of), 3.900%, 11/30/2026	MYR	114,000	27,514	—
Malaysia (Rep of), 4.498%, 04/15/2030	MYR	6,297,000	1,550,831	0.12
Malaysia (Rep of), 4.232%, 06/30/2031	MYR	2,488,000	593,086	0.04
Malaysia (Rep of), 3.844%, 04/15/2033	MYR	2,745,000	623,855	0.05
Malaysia (Rep of), 4.642%, 11/07/2033	MYR	4,081,000	1,014,507	0.08
Malaysia (Rep of), 4.254%, 05/31/2035	MYR	468,000	109,302	0.01
Petronas Capital Ltd., 7.875%, 05/22/2022		1,540,000	1,761,179	0.13
Wakala Global Sukuk Bhd., 4.646%, 07/06/2021		1,421,000	1,467,964	0.11
			23,956,628	1.79
Mexico (Cost $63,531,397)
Comision Federal de Electricidad, 4.875%, 01/15/2024		1,963,000	2,007,168	0.15
Comision Federal de Electricidad, 8.180%, 12/23/2027	MXN	24,850,000	1,253,466	0.09
Comision Federal de Electricidad, 5.750%, 02/14/2042		2,150,000	2,157,009	0.16
Mexican Bonos, 6.500%, 06/10/2021	MXN	322,560,000	16,714,917	1.25
Mexican Bonos, 6.500%, 06/09/2022	MXN	141,110,000	7,241,695	0.54
Mexican Bonos, 8.000%, 12/07/2023	MXN	55,600,000	3,016,515	0.23
Mexican Bonos, 5.750%, 03/05/2026	MXN	87,700,000	4,165,029	0.31
Mexico (Rep of), 6.050%, 01/11/2040		672,000	739,200	0.06
Mexico (Rep of), 4.750%, 03/08/2044		1,546,000	1,450,921	0.11

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2018 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Mexico (continued)
Mexico (Rep of), 5.550%, 01/21/2045		1,437,000	$1,514,239	0.11
Mexico (Rep of), 4.600%, 01/23/2046		3,813,000	3,498,427	0.26
Mexico (Rep of), 4.350%, 01/15/2047		1,207,000	1,076,644	0.08
Mexico (Rep of), 5.750%, 10/12/2110		1,508,000	1,487,265	0.11
Petroleos Mexicanos, 6.000%, 03/05/2020		624,000	643,637	0.05
Petroleos Mexicanos, 7.190%, 09/12/2024	MXN	44,460,000	2,100,018	0.16
Petroleos Mexicanos, 6.875%, 08/04/2026		3,095,000	3,234,275	0.24
Petroleos Mexicanos, 6.500%, 06/02/2041		1,910,000	1,767,514	0.13
Petroleos Mexicanos, 5.500%, 06/27/2044		548,000	453,908	0.03
Petroleos Mexicanos, 5.625%, 01/23/2046		2,630,000	2,163,175	0.16
Petroleos Mexicanos, 6.750%, 09/21/2047		4,331,000	4,011,849	0.30
			60,696,871	4.53
Mongolia (Cost $3,067,844)
Energy Resources LLC, 4.403%, 09/30/2022(11)		2,430,113	2,360,369	0.18
Mongolia (Rep of), 5.625%, 05/01/2023		920,000	897,787	0.07
Mongolian Mining Corp., 2.149%, 10/01/2018(12)		992,986	583,379	0.04
			3,841,535	0.29
Morocco (Cost $7,956,052)
Morocco (Rep of), 4.250%, 12/11/2022		5,232,000	5,305,248	0.39
Morocco (Rep of), 5.500%, 12/11/2042		2,378,000	2,534,639	0.19
			7,839,887	0.58
Nigeria (Cost $6,626,717)
Nigeria (Rep of), 6.500%, 11/28/2027		3,000,000	2,931,900	0.22
Nigeria (Rep of), 7.696%, 02/23/2038		1,603,000	1,585,944	0.12
Nigeria (Rep of), 7.625%, 11/28/2047		1,990,000	1,917,305	0.14
			6,435,149	0.48
Oman (Cost $6,914,726)
Oman (Rep of), 4.750%, 06/15/2026		404,000	381,773	0.03
Oman (Rep of), 6.500%, 03/08/2047		2,700,000	2,518,960	0.18
Oman (Rep of), 6.750%, 01/17/2048		3,920,000	3,733,596	0.28
			6,634,329	0.49
Pakistan (Cost $22,838,879)
Pakistan (Rep of), 7.250%, 04/15/2019		4,018,000	4,063,407	0.30
Pakistan (Rep of), 8.250%, 04/15/2024		4,704,000	4,911,216	0.37
Pakistan (Rep of), 8.250%, 09/30/2025		2,590,000	2,703,989	0.20
Pakistan (Rep of), 6.875%, 12/05/2027		4,819,000	4,602,964	0.34
Second Pakistan International Sukuk (The) Co. Ltd., 6.750%, 12/03/2019		3,290,000	3,318,909	0.25
Third Pakistan International Sukuk (The) Co. Ltd., 5.500%, 10/13/2021		1,157,000	1,122,211	0.09
Third Pakistan International Sukuk (The) Co. Ltd., 5.625%, 12/05/2022		1,986,000	1,894,664	0.14
			22,617,360	1.69

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2018 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Panama (Cost $11,781,840)
Panama (Rep of), 4.000%, 09/22/2024		1,060,000	$1,075,900	0.08
Panama (Rep of), 7.125%, 01/29/2026		1,889,000	2,274,356	0.17
Panama (Rep of), 8.875%, 09/30/2027		777,000	1,052,835	0.08
Panama (Rep of), 9.375%, 04/01/2029		781,000	1,109,020	0.08
Panama (Rep of), 6.700%, 01/26/2036		1,872,000	2,321,280	0.18
Panama (Rep of), 4.500%, 05/15/2047		1,320,000	1,323,300	0.10
Panama (Rep of), 4.300%, 04/29/2053		2,540,000	2,444,750	0.18
			11,601,441	0.87
Paraguay (Cost $2,609,971)
Paraguay (Rep of), 4.625%, 01/25/2023		1,570,000	1,589,311	0.12
Paraguay (Rep of), 4.700%, 03/27/2027		956,000	965,560	0.07
			2,554,871	0.19
Peru (Cost $24,643,739)
Banco de Credito del Peru, 4.850%, 10/30/2020	PEN	9,670,000	2,959,345	0.22
Fondo MIVIVIENDA S.A., 7.000%, 02/14/2024	PEN	5,140,000	1,688,877	0.12
Peru (Rep of), 7.350%, 07/21/2025		4,149,000	5,086,674	0.38
Peru (Rep of), 8.750%, 11/21/2033		4,056,000	5,992,740	0.45
Peru (Rep of), 5.625%, 11/18/2050		5,633,000	6,683,554	0.50
Petroleos del Peru S.A., 5.625%, 06/19/2047		1,708,000	1,711,758	0.13
			24,122,948	1.80
Philippines (Cost $20,402,224)
Development Bank of the Philippines, 5.500%, 03/25/2021		1,490,000	1,553,449	0.12
Philippines (Rep of), 4.950%, 01/15/2021	PHP	11,000,000	206,355	0.01
Philippines (Rep of), 3.900%, 11/26/2022	PHP	35,000,000	624,800	0.05
Philippines (Rep of), 10.630%, 03/16/2025		1,437,000	2,019,472	0.15
Philippines (Rep of), 9.500%, 02/02/2030		3,137,000	4,634,052	0.34
Philippines (Rep of), 7.750%, 01/14/2031		2,738,000	3,663,980	0.27
Philippines (Rep of), 6.375%, 10/23/2034		1,899,000	2,371,701	0.18
Philippines (Rep of), 6.250%, 01/14/2036	PHP	15,000,000	285,284	0.02
Power Sector Assets & Liabilities Management Corp., 7.390%, 12/02/2024		3,236,000	3,853,487	0.29
			19,212,580	1.43
Qatar (Cost $2,370,000)
Qatar (Rep of), 5.103%, 04/23/2048(2)		2,370,000	2,420,434	0.18
			2,420,434	0.18
Romania (Cost $7,347,880)
Romania (Rep of), 4.375%, 08/22/2023		6,436,000	6,555,066	0.49
Romania (Rep of), 6.125%, 01/22/2044		530,000	611,864	0.04
			7,166,930	0.53
Russian Federation (Cost $40,990,518)
CEDC Finance Corp International, Inc., 10.000%, 12/31/2022(2)		1,071,532	859,905	0.06
Gazprom OAO Via Gaz Capital S.A., 9.250%, 04/23/2019		890,000	924,874	0.07

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2018 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Russian Federation (continued)
Gazprom OAO Via Gaz Capital S.A., 8.625%, 04/28/2034		1,040,000	$1,305,200	0.10
Russian Federal Bond - OFZ, 7.500%, 08/18/2021	RUB	585,143,000	9,430,849	0.70
Russian Federal Bond - OFZ, 7.400%, 12/07/2022	RUB	74,448,000	1,192,920	0.09
Russian Federal Bond - OFZ, 7.750%, 09/16/2026	RUB	324,001,000	5,242,257	0.39
Russian Federal Bond - OFZ, 8.500%, 09/17/2031	RUB	316,795,000	5,408,061	0.40
Russian Federal Bond - OFZ, 7.700%, 03/23/2033	RUB	35,390,000	565,945	0.04
Russian Foreign Bond - Eurobond, 4.375%, 03/21/2029(2)		3,000,000	2,933,430	0.22
Russian Foreign Bond - Eurobond, 5.250%, 06/23/2047		3,600,000	3,573,000	0.27
Sberbank of Russia Via SB Capital S.A., 5.125%, 10/29/2022		1,420,000	1,424,800	0.11
Sberbank of Russia Via SB Capital S.A., 5.250%, 05/23/2023		3,620,000	3,635,783	0.27
SCF Capital Designated Activity Co., 5.375%, 06/16/2023		2,580,000	2,606,264	0.20
			39,103,288	2.92
Saudi Arabia (Cost $1,076,179)
Saudi (Rep of), 5.000%, 04/17/2049(2)		1,100,000	1,084,710	0.08
			1,084,710	0.08
Senegal (Cost $4,248,832)
Senegal (Rep of), 6.250%, 05/23/2033		2,369,000	2,232,962	0.17
Senegal (Rep of), 6.750%, 03/13/2048		1,957,000	1,771,281	0.13
			4,004,243	0.30
Serbia (Cost $3,373,970)
Serbia (Rep of), 4.875%, 02/25/2020		2,264,000	2,303,620	0.17
Serbia (Rep of), 7.250%, 09/28/2021		980,000	1,071,875	0.08
			3,375,495	0.25
South Africa (Cost $67,601,122)
Eskom Holdings SOC Ltd., 5.750%, 01/26/2021		450,000	443,812	0.03
Eskom Holdings SOC Ltd., 6.750%, 08/06/2023		2,487,000	2,437,409	0.18
Eskom Holdings SOC Ltd., 7.125%, 02/11/2025		4,748,000	4,597,308	0.34
South Africa (Rep of), 5.875%, 05/30/2022		1,782,000	1,886,550	0.14
South Africa (Rep of), 4.875%, 04/14/2026		2,960,000	2,903,594	0.22
South Africa (Rep of), 10.500%, 12/21/2026	ZAR	36,626,000	3,088,072	0.23
South Africa (Rep of), 4.300%, 10/12/2028		5,969,000	5,428,770	0.40
South Africa (Rep of), 8.000%, 01/31/2030	ZAR	55,284,000	3,907,440	0.29
South Africa (Rep of), 5.875%, 06/22/2030		2,497,000	2,524,367	0.19
South Africa (Rep of), 7.000%, 02/28/2031	ZAR	142,050,346	9,130,922	0.68
South Africa (Rep of), 8.250%, 03/31/2032	ZAR	56,129,000	3,966,755	0.30
South Africa (Rep of), 8.500%, 01/31/2037	ZAR	4,560,660	320,325	0.02
South Africa (Rep of), 9.000%, 01/31/2040	ZAR	38,094,480	2,776,837	0.21
South Africa (Rep of), 6.500%, 02/28/2041	ZAR	49,801,000	2,754,510	0.21
South Africa (Rep of), 8.750%, 01/31/2044	ZAR	71,957,000	5,083,096	0.38
South Africa (Rep of), 5.000%, 10/12/2046		4,745,000	4,162,124	0.31
South Africa (Rep of), 5.650%, 09/27/2047		3,600,000	3,370,500	0.25
South Africa (Rep of), 8.750%, 02/28/2048	ZAR	91,472,690	6,448,764	0.48
			65,231,155	4.86

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2018 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Sri Lanka (Cost $2,207,708)
Sri Lanka (Rep of), 6.825%, 07/18/2026		1,051,000	$1,053,677	0.08
Sri Lanka (Rep of), 6.200%, 05/11/2027		1,071,000	1,029,712	0.08
			2,083,389	0.16
Suriname (Cost $2,099,946)
Suriname (Rep of), 9.250%, 10/26/2026		2,077,000	2,014,690	0.15
			2,014,690	0.15
Thailand (Cost $9,929,127)
Thailand (Rep of), 2.000%, 12/17/2022	THB	29,304,000	875,638	0.07
Thailand (Rep of), 2.125%, 12/17/2026	THB	40,383,000	1,168,065	0.09
Thailand (Rep of), 2.875%, 12/17/2028	THB	37,940,000	1,157,549	0.09
Thailand (Rep of), 4.875%, 06/22/2029	THB	18,680,000	665,218	0.05
Thailand (Rep of), 3.775%, 06/25/2032	THB	98,710,000	3,222,287	0.24
Thailand (Rep of), 3.400%, 06/17/2036	THB	75,197,000	2,325,133	0.17
Thailand (Rep of), 2.875%, 06/17/2046	THB	6,659,000	182,309	0.01
			9,596,199	0.72
Turkey (Cost $28,541,086)
Turkey (Rep of), 7.000%, 06/05/2020		750,000	762,000	0.06
Turkey (Rep of), 5.625%, 03/30/2021		1,080,000	1,063,994	0.08
Turkey (Rep of), 3.000%, 02/23/2022(6)	TRY	2,939,300	1,028,139	0.08
Turkey (Rep of), 10.700%, 08/17/2022	TRY	16,340,000	2,496,366	0.19
Turkey (Rep of), 6.250%, 09/26/2022		820,000	810,545	0.06
Turkey (Rep of), 3.250%, 03/23/2023		1,300,000	1,134,591	0.08
Turkey (Rep of), 5.750%, 03/22/2024		1,770,000	1,673,641	0.12
Turkey (Rep of), 7.375%, 02/05/2025		1,657,000	1,685,119	0.13
Turkey (Rep of), 8.000%, 03/12/2025	TRY	1,610,000	202,660	0.02
Turkey (Rep of), 11.000%, 02/24/2027	TRY	15,301,000	2,140,369	0.16
Turkey (Rep of), 6.000%, 03/25/2027		1,090,000	1,000,729	0.07
Turkey (Rep of), 6.125%, 10/24/2028		1,940,000	1,770,250	0.13
Turkey (Rep of), 6.750%, 05/30/2040		1,927,000	1,730,076	0.13
Turkey (Rep of), 6.000%, 01/14/2041		850,000	700,434	0.05
Turkey (Rep of), 4.875%, 04/16/2043		2,860,000	2,067,609	0.15
Turkey (Rep of), 5.750%, 05/11/2047		2,726,000	2,126,062	0.16
			22,392,584	1.67
Ukraine (Cost $26,366,342)
DTEK Finance PLC, 10.750%, (7% PIK), 12/31/2024(12)		4,423,861	4,553,719	0.34
Metinvest B.V., 7.750%, 04/23/2023		4,125,000	3,990,649	0.30
Ukraine (Rep of), 7.750%, 09/01/2021		329,000	335,666	0.02
Ukraine (Rep of), 7.750%, 09/01/2022		642,000	650,911	0.05
Ukraine (Rep of), 7.750%, 09/01/2023		2,522,000	2,537,863	0.19
Ukraine (Rep of), 7.750%, 09/01/2024		858,000	852,341	0.06
Ukraine (Rep of), 7.750%, 09/01/2025		2,880,000	2,818,800	0.21
Ukraine (Rep of), 7.750%, 09/01/2026		1,654,000	1,598,260	0.12
Ukraine (Rep of), 7.375%, 09/25/2032		6,566,000	5,957,174	0.44

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2018 (Unaudited)

				% of Net
	Currency(1)	Par	Value	Assets
Ukraine (continued)
Ukraine Railways Via Shortline PLC, 9.875%, 09/15/2021		890,000	$903,350	0.07
Ukreximbank Via Biz Finance PLC, 9.750%, 01/22/2025		1,650,000	1,690,260	0.13
			25,888,993	1.93
Uruguay (Cost $12,497,079)
Uruguay (Rep of), 7.875%, 01/15/2033		2,456,000	3,306,636	0.25
Uruguay (Rep of), 7.625%, 03/21/2036		1,804,000	2,412,219	0.18
Uruguay (Rep of), 4.125%, 11/20/2045		1,634,235	1,515,753	0.11
Uruguay (Rep of), 5.100%, 06/18/2050		1,386,000	1,401,315	0.10
Uruguay (Rep of), 4.975%, 04/20/2055		3,935,974	3,900,550	0.29
			12,536,473	0.93
Venezuela (Cost $66,622,919)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020		39,901,500	35,633,273	2.66
Petroleos de Venezuela S.A., 9.000%, 11/17/2021(7)		3,789,076	918,851	0.07
Petroleos de Venezuela S.A., 12.750%, 02/17/2022(7)		1,695,000	444,937	0.03
Petroleos de Venezuela S.A., 5.375%, 04/12/2027(7)		1,590,000	376,671	0.03
Petroleos de Venezuela S.A., 9.750%, 05/17/2035(7)		5,253,147	1,290,173	0.10
Venezuela (Rep of), 7.750%, 10/13/2019(7)		2,600,000	690,820	0.05
Venezuela (Rep of), 12.750%, 08/23/2022(7)		3,246,000	916,995	0.07
Venezuela (Rep of), 9.000%, 05/07/2023(7)		2,660,000	714,742	0.05
Venezuela (Rep of), 8.250%, 10/13/2024(7)		6,920,000	1,885,700	0.14
Venezuela (Rep of), 7.650%, 04/21/2025(7)		1,442,000	383,139	0.03
Venezuela (Rep of), 11.750%, 10/21/2026(7)		14,257,200	4,073,282	0.30
Venezuela (Rep of), 9.250%, 09/15/2027(7)		3,647,000	1,045,595	0.08
Venezuela (Rep of), 9.250%, 05/07/2028(7)		4,253,000	1,121,516	0.08
Venezuela (Rep of), 11.950%, 08/05/2031(7)		23,049,200	6,377,714	0.48
			55,873,408	4.17
Vietnam (Cost $6,368,655)
Vietnam (Rep of), 6.750%, 01/29/2020		3,860,000	4,014,369	0.30
Vietnam (Rep of), 4.800%, 11/19/2024		2,242,000	2,267,501	0.17
			6,281,870	0.47
Zambia (Cost $5,600,485)
Zambia (Rep of), 5.375%, 09/20/2022		250,000	209,275	0.02
Zambia (Rep of), 8.500%, 04/14/2024		1,090,000	982,537	0.07
Zambia (Rep of), 8.970%, 07/30/2027		4,335,000	3,895,049	0.29
			5,086,861	0.38
Total Debt Securities (Cost $1,189,513,418)			1,127,000,489	84.04

Bank Loans

United Arab Emirates (Cost $23,393,475)
DP World Ltd., 3.750%, 09/30/2022(13)		6,850,853	6,439,802	0.48
DP World Ltd., 4.750%, 09/30/2022(13)		5,361,445	5,039,759	0.37

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2018 (Unaudited)

				% of Net
	Currency(1)	Par	Value	Assets
United Arab Emirates (continued)
Dubai Drydocks World LLC, 4.336%, 11/20/2020(13)		13,500,000	$12,960,000	0.97
			24,439,561	1.82
Total Bank Loans (Cost $23,393,475)			24,439,561	1.82

				% of Net
	Currency(1)	Shares	Value	Assets
Equity Securities

Mongolia (Cost $1,170,643)
Mongolian Mining Corp.*	HKD	6,813,061	$102,425	0.01
			102,425	0.01
Niger (Cost $265,038)
Savannah Petroleum PLC*	GBP	682,262	261,487	0.02
			261,487	0.02
Russian Federation (Cost $130,309)
Roust Corp.*(13)		8,407	25,221	—
			25,221	—
Total Equity Securities (Cost $1,565,990)			389,133	0.03

	Currency(1)	Number of Warrants	Value	% of Net Assets
Warrants

Mexico (Cost $—)
Corp. GEO S.A.B. de C.V., Exp. 07/31/2022, Strike Price $9.75*(9)	MXN	63,823	$—	—
			—	—
Total Warrants (Cost $—)			—	—

Total Investments in Securities (Cost $1,214,472,883)			1,151,829,183	85.89

				% of Net
	Currency(1)	Par	Value	Assets
Fully Funded Total Return Swaps

Indonesia (Cost $4,241,662)
Indonesia (Rep of), Issued by ANZ Banking Corp., 8.375%, 03/15/2024	IDR	5,702,000,000	$407,268	0.03
Indonesia (Rep of), Issued by ANZ Banking Corp., 8.375%, 03/15/2034	IDR	262,000,000	18,365	—
Indonesia (Rep of), Issued by Standard Chartered, 12.800%, 06/15/2021	IDR	1,840,000,000	144,715	0.01
Indonesia (Rep of), Issued by Standard Chartered, 8.375%, 03/15/2024	IDR	6,958,000,000	496,978	0.04
Indonesia (Rep of), Issued by Standard Chartered, 11.000%, 09/15/2025	IDR	3,602,000,000	292,920	0.02

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2018 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Indonesia (continued)
Indonesia (Rep of), Issued by Standard Chartered, 7.000%, 05/15/2027	IDR	2,613,000,000	$171,486	0.01
Indonesia (Rep of), Issued by Standard Chartered, 9.000%, 03/15/2029	IDR	11,300,000,000	836,242	0.06
Indonesia (Rep of), Issued by Standard Chartered, 10.500%, 08/15/2030	IDR	8,356,000,000	683,545	0.05
Indonesia (Rep of), Issued by Standard Chartered, 8.375%, 03/15/2034	IDR	2,727,000,000	191,148	0.02
			3,242,667	0.24
Total Fully Funded Total Return Swaps (Cost $4,241,662)			3,242,667	0.24

Total Investments (Total Cost $1,218,714,545)			1,155,071,850	86.13

Other Assets Less Liabilities			185,941,830	13.87
Net Assets			$1,341,013,680	100.00

*	Non-income producing security.
(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
(3)	Step coupon bond. Rate as of July 31, 2018 is disclosed.
(4)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(5)	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
(6)	Inflation-indexed bonds are shown at original par and stated coupon rate.
(7)	Issuer has defaulted on terms of debt obligation.
(8)	Maturity has been extended under the terms of a plan of reorganization.
(9)	Security has been deemed worthless and is a Level 3 investment.
(10)

Restricted security that has been deemed illiquid. At July 31, 2018 the value of these restricted illiquid securities amount to $919,100 or 0.1% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
Dominican (Rep of), 6.000%, 07/19/2028	07/12/2018	$910,000
Far East Energy Bermuda Ltd., 13.000%, 01/15/2016	01/14/2013-07/20/2015	1,953,742

(11)	The coupon rate is subject to the performance of the TSIPPCAE Commodity Index.
(12)	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
(13)	Security is a Level 3 investment.

Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2018 (Unaudited)

At July 31, 2018, the Ashmore Emerging Markets Total Return Fund had outstanding forward foreign currency exchange contracts as follows:

			Currency		Currency
			Buy Amount		Sell Amount
Settlement		Currency	(Local	Currency	(Local	Unrealized
Date	Counterparty	Buy	Currency)	Sell	Currency)	Gain/(Loss)
08/02/2018	Deutsche Bank	Brazilian Real	21,927,005	United States Dollar	5,795,000	$47,060
08/02/2018	Deutsche Bank	Brazilian Real	25,551,913	United States Dollar	6,775,000	32,852
08/02/2018	Morgan Stanley	Brazilian Real	141,622,700	United States Dollar	37,665,612	67,237
08/31/2018	BNP Paribas	Hungarian Forint	599,079,781	United States Dollar	2,131,501	57,221
08/31/2018	HSBC Bank	Polish Zloty	8,125,965	United States Dollar	2,194,164	30,296
08/31/2018	Merrill Lynch	Romanian Leu	6,853,656	United States Dollar	1,703,915	26,891
08/31/2018	Barclays	Russian Ruble	890,901,260	United States Dollar	14,129,089	79,563
08/31/2018	Deutsche Bank	Russian Ruble	267,049,203	United States Dollar	4,256,490	2,578
08/31/2018	HSBC Bank	United States Dollar	15,993,000	Chinese Offshore Yuan	107,672,873	186,029
08/31/2018	Deutsche Bank	United States Dollar	2,448,000	Czech Koruna	53,146,080	14,865
10/31/2018	BNP Paribas	Chilean Peso	1,671,434,375	United States Dollar	2,526,275	96,257
10/31/2018	Standard Chartered	Czech Koruna	67,999,099	United States Dollar	3,099,735	20,313
10/31/2018	Merrill Lynch	Hungarian Forint	1,582,904,516	United States Dollar	5,718,069	88,218
10/31/2018	HSBC Bank	Indian Rupee	522,695,897	United States Dollar	7,481,684	63,870
10/31/2018	BNP Paribas	Indonesian Rupiah	8,512,768,800	United States Dollar	580,680	3,475
10/31/2018	HSBC Bank	Indonesian Rupiah	54,228,582,885	United States Dollar	3,706,906	14,314
10/31/2018	Goldman Sachs	Mexican Peso	741,552,149	United States Dollar	38,316,376	849,166
10/31/2018	Merrill Lynch	Mexican Peso	28,139,982	United States Dollar	1,485,150	1,081
10/31/2018	Barclays	Philippine Peso	34,724,664	United States Dollar	645,200	6,635
10/31/2018	HSBC Bank	Philippine Peso	187,750,543	United States Dollar	3,481,375	42,989
10/31/2018	Citibank	Polish Zloty	59,442,562	United States Dollar	16,092,632	197,516
10/31/2018	Deutsche Bank	Polish Zloty	2,722,831	United States Dollar	742,770	3,418
10/31/2018	HSBC Bank	Russian Ruble	180,710,784	United States Dollar	2,831,769	34,042
10/31/2018	HSBC Bank	Singapore Dollar	1,334,539	United States Dollar	979,910	2,379
10/31/2018	JP Morgan	South African Rand	3,587,800	United States Dollar	263,045	6,170
10/31/2018	BNP Paribas	Taiwan Dollar	461,730,473	United States Dollar	15,156,594	26,452
11/30/2018	Deutsche Bank	Czech Koruna	140,225,403	United States Dollar	6,404,806	42,100
03/29/2019	JP Morgan	United States Dollar	20,720,535	Chilean Peso	12,491,374,800	1,124,879
03/29/2019	JP Morgan	United States Dollar	14,448,964	Chilean Peso	8,688,161,916	819,540
04/02/2019	Standard Chartered	United States Dollar	20,132,953	Brazilian Real	70,723,036	1,728,187

Subtotal Appreciation						5,715,593

08/02/2018	Merrill Lynch	United States Dollar	3,405,000	Brazilian Real	13,467,456	$(183,164)
08/02/2018	Morgan Stanley	United States Dollar	46,456,075	Brazilian Real	175,634,161	(338,522)
08/30/2018	Barclays	Israeli Shekel	13,588,876	United States Dollar	3,744,617	(36,369)
08/31/2018	HSBC Bank	Chinese Offshore Yuan	107,672,873	United States Dollar	16,279,982	(473,011)
08/31/2018	Credit Suisse	Colombian Peso	37,521,840,658	United States Dollar	12,965,839	(2,155)
08/31/2018	Barclays	Czech Koruna	75,977,100	United States Dollar	3,672,453	(194,067)
08/31/2018	Deutsche Bank	Czech Koruna	221,383,646	United States Dollar	10,841,033	(705,641)
08/31/2018	HSBC Bank	Hungarian Forint	100,006,391	United States Dollar	394,400	(29,029)
08/31/2018	JP Morgan	Hungarian Forint	2,354,704,482	United States Dollar	9,377,183	(774,332)

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2018 (Unaudited)

			Currency		Currency
			Buy Amount		Sell Amount
Settlement		Currency	(Local	Currency	(Local	Unrealized
Date	Counterparty	Buy	Currency)	Sell	Currency)	Gain/(Loss)
08/31/2018	HSBC Bank	Polish Zloty	37,439,357	United States Dollar	10,891,133	$(642,216)
08/31/2018	JP Morgan	Polish Zloty	35,971,147	United States Dollar	10,536,210	(689,211)
08/31/2018	Deutsche Bank	Turkish Lira	1,358,717	United States Dollar	277,401	(5,624)
08/31/2018	BNP Paribas	United States Dollar	3,519,850	Polish Zloty	13,219,501	(98,950)
08/31/2018	BNP Paribas	United States Dollar	2,791,700	South African Rand	38,565,940	(124,464)
08/31/2018	Citibank	United States Dollar	6,610,580	South African Rand	90,317,181	(218,755)
09/05/2018	Goldman Sachs	Brazilian Real	21,527,293	United States Dollar	5,770,000	(59,245)
09/28/2018	BNP Paribas	Korean Won	27,635,192,000	United States Dollar	25,106,697	(258,928)
09/28/2018	BNP Paribas	Romanian Leu	24,835,327	United States Dollar	6,266,483	(1,616)
09/28/2018	HSBC Bank	Russian Ruble	4,105,700	United States Dollar	65,458	(134)
09/28/2018	Barclays	Thai Baht	175,522,000	United States Dollar	5,285,565	(2,237)
09/28/2018	BNP Paribas	Thai Baht	139,840,116	United States Dollar	4,274,535	(65,254)
09/28/2018	BNP Paribas	Thai Baht	320,195,000	United States Dollar	9,779,933	(141,850)
09/28/2018	Deutsche Bank	Thai Baht	83,139,100	United States Dollar	2,503,564	(1,022)
09/28/2018	Goldman Sachs	United States Dollar	16,111,000	Korean Won	17,998,403,650	(71,995)
09/28/2018	Morgan Stanley	United States Dollar	205,183	Romanian Leu	817,509	(1,039)
09/28/2018	BNP Paribas	United States Dollar	4,259,000	Thai Baht	142,431,608	(28,286)
09/28/2018	Deutsche Bank	United States Dollar	160,625	Thai Baht	5,346,404	(305)
09/28/2018	Deutsche Bank	United States Dollar	374,239	Thai Baht	12,518,307	(2,570)
09/28/2018	Deutsche Bank	United States Dollar	1,086,000	Thai Baht	36,245,250	(5,006)
09/28/2018	Goldman Sachs	United States Dollar	3,036,000	Thai Baht	101,690,820	(24,961)
09/28/2018	HSBC Bank	United States Dollar	240,450	Thai Baht	8,002,179	(421)
09/28/2018	HSBC Bank	United States Dollar	149,253	Thai Baht	4,993,996	(1,070)
09/28/2018	HSBC Bank	United States Dollar	2,839,000	Thai Baht	94,950,355	(19,069)
09/28/2018	JP Morgan	United States Dollar	1,646,000	Thai Baht	54,902,330	(6,597)
10/31/2018	HSBC Bank	Chinese Yuan Renminbi	163,198,666	United States Dollar	24,024,535	(86,878)
10/31/2018	Credit Suisse	Colombian Peso	37,521,840,658	United States Dollar	12,926,976	(627)
10/31/2018	Goldman Sachs	Colombian Peso	2,359,024,848	United States Dollar	813,140	(451)
10/31/2018	HSBC Bank	Singapore Dollar	25,911,149	United States Dollar	19,073,353	(1,429)
10/31/2018	JP Morgan	Turkish Lira	10,120,029	United States Dollar	1,996,691	(23,315)
10/31/2018	JP Morgan	United States Dollar	2,595,767	Argentine Peso	79,521,320	(49,260)
10/31/2018	Barclays	United States Dollar	884,000	Indonesian Rupiah	12,950,600,000	(4,683)
10/31/2018	Goldman Sachs	United States Dollar	2,571,000	Indonesian Rupiah	37,594,884,570	(8,799)
10/31/2018	HSBC Bank	United States Dollar	2,570,000	Indonesian Rupiah	37,648,084,200	(13,449)
10/31/2018	Standard Chartered	United States Dollar	833,000	Indonesian Rupiah	12,209,281,000	(4,813)
10/31/2018	Deutsche Bank	United States Dollar	2,405,372	Malaysian Ringgit	9,786,016	(7,169)
10/31/2018	Merrill Lynch	United States Dollar	7,425,000	Mexican Peso	143,061,188	(130,866)
10/31/2018	HSBC Bank	United States Dollar	1,787,109	Peruvian Nuevo Sol	5,877,445	(2,530)
10/31/2018	BNP Paribas	United States Dollar	948,218	South African Rand	12,650,170	(1,005)
10/31/2018	Deutsche Bank	United States Dollar	179,552	Thai Baht	5,982,673	(760)
11/05/2018	Morgan Stanley	United States Dollar	37,323,152	Brazilian Real	141,622,700	(44,275)
11/30/2018	Merrill Lynch	United States Dollar	978,959	South African Rand	13,166,503	(5,140)

Subtotal Depreciation						$(5,592,564)

Total						$123,029

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2018 (Unaudited)

At July 31, 2018, the Ashmore Emerging Markets Total Return Fund had the following centrally cleared swap contracts outstanding:

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value/ Unrealized Appreciation (Depreciation)**	Premiums Paid/ (Received)	Variation Margin Receivable (Payable)	Counterparty
Brazil CETIP Interbank Deposit Rate (Pay at Maturity)	9.448% (Receive at Maturity)	BRL	34,774,531	01/04/2021	$166,069	—	$(6,866)	JPMorgan Chase
Brazil CETIP Interbank Deposit Rate (Pay at Maturity)	9.702% (Receive at Maturity)	BRL	34,346,012	01/04/2021	219,205	—	(7,220)	Banco Santander
2.069% (Pay Annually)	PRIBOR Czech Republic 6 Month Rate (Pay Semiannually)	CZK	292,400,000	09/19/2023	68,348	—	(9,591)	ING Capital Markets
MXN-TIIE-BANXICO 28 Day Rate (Pay Lunar)	7.349% (Receive Lunar)	MXN	439,000,000	06/14/2023	(574,690)	—	(10,137)	Merrill Lynch
MXN-TIIE-BANXICO 28 Day Rate (Pay Lunar)	7.375% (Receive Lunar)	MXN	417,400,000	06/14/2023	(522,594)		(9,761)	Banco Santander
WIBOR Poland 6 Month Rate (Pay Semiannually)	2.400% (Receive Annually)	PLN	13,970,000	03/26/2023	3,137	—	2,281	Merrill Lynch

					$(640,525)		$(41,294)

**	Includes cumulative appreciation/depreciation on centrally cleared swap agreements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2018 (Unaudited)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Total Return Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$208,011,219	$—	$208,011,219
Financial Certificates	—	11,160,169	—	11,160,169
Government Agencies	—	30,095,114	—	30,095,114
Government Bonds	—	865,743,184	—	865,743,184
Index Linked Government Bonds	—	10,441,801	—	10,441,801
Municipal Bonds	—	1,549,002	—	1,549,002

Total Debt Securities	—	1,127,000,489	—	1,127,000,489
Bank Loans	—	—	24,439,561	24,439,561
Common Stock
Mongolia	—	102,425	—	102,425
Niger	—	261,487	—	261,487
Russian Federation	—	—	25,221	25,221

Total Common Stock	—	363,912	25,221	389,133
Warrants	—	—	—	—
Fully Funded Total Return Swaps	—	3,242,667	—	3,242,667

Total Investments	$—	$1,130,607,068	$24,464,782	$1,155,071,850

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$5,715,593	$—	$5,715,593
Centrally Cleared Swap Contracts	—	456,759	—	456,759
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(5,592,564)	—	(5,592,564)
Centrally Cleared Swap Contracts	—	(1,097,284)	—	(1,097,284)

Total Other Financial Instruments	$—	$(517,496)	$—	$(517,496)

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2018 (Unaudited)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At July 31, 2018, there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2017.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ending July 31, 2018:

										Change in
										Unrealized
										Appreciation
	Beginning	Accrued			Realized	Change in Unrealized	Transfer	Transfer	Ending	(Depreciation) from Investments
Category and	Balance	Discounts			Gains	Appreciation	into	out of	Balance	still held
Subcategory	at 10/31/2017	(Premiums)	Purchases	Sales	(Losses)	(Depreciation)	Level 3	Level 3	at 07/31/2018	07/31/2018
Investments, at value
Corporate Bonds
China	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Czech Republic	—	—	—	—	—	—	—	—	—	—
Bank Loans
China	—	—	—	—	(281,761)	281,761	—	—	—	—
United Arab Emirates	11,080,864	310,856	13,201,710	(375,854)	70,736	151,249	—	—	24,439,561	151,249
Common Stock
Russian Federation	113,494	—	—	—	—	(88,273)	—	—	25,221	(88,273)
Warrants
China	—	—	—	—	(27,482)	27,482	—	—	—	—
Mexico	—	—	—	—	—	—	—	—	—	—

Total	$11,194,358	$310,856	$13,201,710	$(375,854)	$(238,507)	$372,219	$—	$—	$24,464,782	$62,976

The following table on “Quantitative information about Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at July 31, 2018:

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 07/31/2018	Valuation Technique	Unobservable Input
Banks Loans	$24,439,561	Broker quote	Inputs to broker model
Common Stock	25,221	Broker quote	Inputs to broker model

Total	$24,464,782

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2018 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Argentina (Cost $1,608,207)
Argentina Bonar Bonds, (Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 2.500%), 35.900%, 03/11/2019	ARS	1,731,496	$60,049	0.08
Argentina Bonar Bonds, (Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 3.250%), 36.140%, 03/01/2020	ARS	1,747,700	59,418	0.08
Argentina Bonar Bonds, (Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 2.000%), 36.580%, 04/03/2022	ARS	8,475,703	276,967	0.39
Argentina POM Politica Monetaria, (Floating, Argentina Central Bank 7D Repo Rate + 0.000%), 40.000%, 06/21/2020	ARS	10,299,091	377,052	0.53
Provincia de Buenos Aires, (Floating, Argentina Deposit Rates Badlar Private Banks 30-35 Days + 3.750%), 38.570%, 04/12/2025(2)	ARS	5,801,000	168,604	0.24
			942,090	1.32
Brazil (Cost $12,606,652)
Brazil Letras do Tesouro Nacional, 7.646%, 07/01/2021(3)	BRL	10,864,000	2,234,905	3.14
Brazil Letras do Tesouro Nacional, 8.138%, 01/01/2022(3)	BRL	1,670,000	323,908	0.45
Brazil Notas do Tesouro Nacional Serie B, 6.000%, 08/15/2022(4)	BRL	2,423,000	2,083,041	2.93
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2023	BRL	8,859,000	2,339,838	3.29
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2025	BRL	8,032,000	2,062,869	2.90
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027	BRL	7,996,000	2,010,351	2.83
			11,054,912	15.54
Chile (Cost $3,530,841)
Bonos de la Tesoreria de la Republica en pesos, 4.500%, 03/01/2021	CLP	1,265,000,000	2,021,312	2.84
Bonos de la Tesoreria de la Republica en pesos, 5.000%, 03/01/2035	CLP	825,000,000	1,287,335	1.81
			3,308,647	4.65
Colombia (Cost $2,521,055)
Colombian TES, 11.000%, 07/24/2020	COP	265,000,000	101,544	0.14
Colombian TES, 7.000%, 05/04/2022	COP	5,660,700,000	2,036,642	2.86
Colombian TES, 7.750%, 09/18/2030	COP	445,500,000	163,073	0.23
Colombian TES, 7.000%, 06/30/2032	COP	997,800,000	337,482	0.48
			2,638,741	3.71
Hungary (Cost $1,046,308)
Hungary (Rep of), 1.750%, 10/26/2022	HUF	36,590,000	131,482	0.19
Hungary (Rep of), 3.000%, 06/26/2024	HUF	123,890,000	463,795	0.65

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2018 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Hungary (continued)
Hungary (Rep of), 5.500%, 06/24/2025	HUF	118,670,000	$508,256	0.71
			1,103,533	1.55
India (Cost $3,659,731)
India (Rep of), 7.350%, 06/22/2024	INR	10,000,000	141,734	0.20
India (Rep of), 7.720%, 05/25/2025	INR	169,220,000	2,430,249	3.42
India (Rep of), 7.590%, 01/11/2026	INR	55,000,000	782,183	1.10
			3,354,166	4.72
Indonesia (Cost $6,033,811)
Indonesia (Rep of), 8.250%, 07/15/2021	IDR	10,905,000,000	775,147	1.09
Indonesia (Rep of), 5.625%, 05/15/2023	IDR	1,723,000,000	110,018	0.15
Indonesia (Rep of), 8.375%, 03/15/2024	IDR	1,502,000,000	107,281	0.15
Indonesia (Rep of), 8.375%, 09/15/2026	IDR	8,335,000,000	595,416	0.84
Indonesia (Rep of), 7.000%, 05/15/2027	IDR	3,442,000,000	225,892	0.32
Indonesia (Rep of), 6.125%, 05/15/2028	IDR	13,735,000,000	849,627	1.19
Indonesia (Rep of), 9.000%, 03/15/2029	IDR	12,761,000,000	944,362	1.33
Indonesia (Rep of), 8.750%, 05/15/2031	IDR	4,227,000,000	306,402	0.43
Indonesia (Rep of), 7.500%, 08/15/2032	IDR	1,243,000,000	81,591	0.11
Indonesia (Rep of), 6.625%, 05/15/2033	IDR	8,240,000,000	497,429	0.70
Indonesia (Rep of), 8.375%, 03/15/2034	IDR	5,957,000,000	417,552	0.59
Indonesia (Rep of), 8.250%, 05/15/2036	IDR	4,313,000,000	299,098	0.42
Indonesia (Rep of), 7.500%, 05/15/2038	IDR	3,500,000,000	227,448	0.32
			5,437,263	7.64
Malaysia (Cost $3,311,352)
Malaysia (Rep of), 3.759%, 03/15/2019	MYR	904,000	222,947	0.31
Malaysia (Rep of), 3.654%, 10/31/2019	MYR	1,605,000	395,744	0.56
Malaysia (Rep of), 3.620%, 11/30/2021	MYR	1,775,000	437,047	0.61
Malaysia (Rep of), 3.882%, 03/10/2022	MYR	1,390,000	344,003	0.48
Malaysia (Rep of), 3.418%, 08/15/2022	MYR	1,704,000	413,398	0.58
Malaysia (Rep of), 3.795%, 09/30/2022	MYR	372,000	91,527	0.13
Malaysia (Rep of), 3.480%, 03/15/2023	MYR	1,432,000	346,943	0.49
Malaysia (Rep of), 4.181%, 07/15/2024	MYR	1,259,000	313,309	0.44
Malaysia (Rep of), 3.955%, 09/15/2025	MYR	1,800,000	439,668	0.62
Malaysia (Rep of), 4.392%, 04/15/2026	MYR	365,000	91,029	0.13
Malaysia (Rep of), 4.498%, 04/15/2030	MYR	310,000	76,347	0.11
Malaysia (Rep of), 4.232%, 06/30/2031	MYR	227,000	54,112	0.07
Malaysia (Rep of), 3.844%, 04/15/2033	MYR	250,000	56,817	0.08
Malaysia (Rep of), 4.642%, 11/07/2033	MYR	372,000	92,476	0.13
			3,375,367	4.74
Mexico (Cost $3,387,751)
Comision Federal de Electricidad, 8.180%, 12/23/2027	MXN	3,620,000	182,597	0.26
Mexican Bonos, 10.000%, 12/05/2024	MXN	8,230,000	491,307	0.69
Mexican Bonos, 5.750%, 03/05/2026	MXN	41,050,000	1,949,538	2.74
Mexican Bonos, 7.750%, 11/23/2034	MXN	6,500,000	345,679	0.48

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2018 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Mexico (continued)
Petroleos Mexicanos, 7.190%, 09/12/2024	MXN	6,270,000	$296,156	0.42
			3,265,277	4.59
Peru (Cost $1,058,818)
Fondo MIVIVIENDA S.A., 7.000%, 02/14/2024	PEN	990,000	325,290	0.46
Peru (Rep of), 6.950%, 08/12/2031	PEN	1,404,000	475,250	0.67
Peru (Rep of), 6.150%, 08/12/2032(2)	PEN	386,000	122,317	0.17
Peru (Rep of), 6.900%, 08/12/2037	PEN	509,000	168,369	0.23
			1,091,226	1.53
Philippines (Cost $457,432)
Philippines (Rep of), 4.950%, 01/15/2021	PHP	10,000,000	187,596	0.27
Philippines (Rep of), 3.900%, 11/26/2022	PHP	10,000,000	178,514	0.25
			366,110	0.52
Poland (Cost $1,216,678)
Poland (Rep of), 2.750%, 08/25/2023(4)	PLN	324,000	117,988	0.16
Poland (Rep of), 3.250%, 07/25/2025	PLN	3,543,000	989,291	1.39
Poland (Rep of), 2.500%, 07/25/2026	PLN	560,000	147,021	0.21
			1,254,300	1.76
Romania (Cost $218,560)
Romania (Rep of), 5.800%, 07/26/2027	RON	790,000	212,057	0.30
			212,057	0.30
Russian Federation (Cost $5,182,193)
Russian Federal Bond - OFZ, 6.400%, 05/27/2020	RUB	8,007,000	126,724	0.18
Russian Federal Bond - OFZ, 7.600%, 04/14/2021	RUB	10,529,000	170,031	0.24
Russian Federal Bond - OFZ, 7.500%, 08/18/2021	RUB	53,780,000	866,781	1.22
Russian Federal Bond - OFZ, 7.400%, 12/07/2022	RUB	10,223,000	163,809	0.23
Russian Federal Bond - OFZ, 7.000%, 08/16/2023	RUB	10,745,000	169,739	0.24
Russian Federal Bond - OFZ, 6.500%, 02/28/2024	RUB	18,782,000	287,714	0.41
Russian Federal Bond - OFZ, 7.100%, 10/16/2024	RUB	32,222,000	505,969	0.71
Russian Federal Bond - OFZ, 7.750%, 09/16/2026	RUB	61,177,000	989,829	1.39
Russian Federal Bond - OFZ, 7.050%, 01/19/2028	RUB	12,985,000	200,889	0.28
Russian Federal Bond - OFZ, 8.500%, 09/17/2031	RUB	62,528,000	1,067,426	1.50
Russian Federal Bond - OFZ, 7.700%, 03/23/2033	RUB	25,945,000	414,904	0.58
			4,963,815	6.98
South Africa (Cost $9,518,980)
South Africa (Rep of), 7.750%, 02/28/2023	ZAR	12,734,810	956,018	1.34
South Africa (Rep of), 10.500%, 12/21/2026	ZAR	23,003,000	1,939,467	2.73
South Africa (Rep of), 8.000%, 01/31/2030	ZAR	16,159,000	1,142,108	1.61
South Africa (Rep of), 7.000%, 02/28/2031	ZAR	21,902,000	1,407,849	1.98
South Africa (Rep of), 8.250%, 03/31/2032	ZAR	6,796,000	480,288	0.67
South Africa (Rep of), 8.500%, 01/31/2037	ZAR	8,784,000	616,957	0.87
South Africa (Rep of), 9.000%, 01/31/2040	ZAR	8,207,750	598,291	0.84
South Africa (Rep of), 6.500%, 02/28/2041	ZAR	5,624,000	311,065	0.44

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2018 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
South Africa (continued)
South Africa (Rep of), 8.750%, 01/31/2044	ZAR	12,604,000	$890,356	1.25
South Africa (Rep of), 8.750%, 02/28/2048	ZAR	13,335,760	940,162	1.32
			9,282,561	13.05
Thailand (Cost $3,662,162)
Thailand (Rep of), 2.550%, 06/26/2020	THB	4,258,000	129,881	0.18
Thailand (Rep of), 2.000%, 12/17/2022	THB	17,863,000	533,768	0.75
Thailand (Rep of), 3.625%, 06/16/2023	THB	12,189,000	390,702	0.55
Thailand (Rep of), 3.850%, 12/12/2025	THB	3,589,000	117,536	0.16
Thailand (Rep of), 2.125%, 12/17/2026	THB	8,587,000	248,376	0.35
Thailand (Rep of), 1.250%, 03/12/2028(4)	THB	3,352,000	98,694	0.14
Thailand (Rep of), 2.875%, 12/17/2028	THB	8,068,000	246,154	0.35
Thailand (Rep of), 4.875%, 06/22/2029	THB	5,788,000	206,118	0.29
Thailand (Rep of), 3.650%, 06/20/2031	THB	2,833,000	91,341	0.13
Thailand (Rep of), 3.775%, 06/25/2032	THB	20,584,000	671,944	0.94
Thailand (Rep of), 3.400%, 06/17/2036	THB	19,238,000	594,850	0.84
Thailand (Rep of), 2.875%, 06/17/2046	THB	6,843,000	187,347	0.26
			3,516,711	4.94
Turkey (Cost $3,475,895)
Turkey (Rep of), 3.000%, 02/23/2022(4)	TRY	644,810	225,548	0.32
Turkey (Rep of), 11.000%, 03/02/2022	TRY	1,390,000	218,709	0.31
Turkey (Rep of), 10.700%, 08/17/2022	TRY	1,650,000	252,081	0.35
Turkey (Rep of), 8.000%, 03/12/2025	TRY	740,000	93,148	0.13
Turkey (Rep of), 10.600%, 02/11/2026	TRY	4,405,479	614,469	0.86
Turkey (Rep of), 11.000%, 02/24/2027	TRY	465,000	65,046	0.09
Turkey (Rep of), 10.500%, 08/11/2027	TRY	3,280,000	446,168	0.63
			1,915,169	2.69
Total Debt Securities (Cost $62,496,426)			57,081,945	80.23

Total Investments in Securities (Cost $62,496,426)			57,081,945	80.23

Fully Funded Total Return Swaps

Indonesia (Cost $2,336,252)
Indonesia (Rep of), Issued by ANZ Banking Corp., 7.875%, 04/15/2019	IDR	1,456,000,000	102,194	0.14
Indonesia (Rep of), Issued by ANZ Banking Corp., 8.375%, 03/15/2024	IDR	9,817,000,000	701,184	0.99
Indonesia (Rep of), Issued by ANZ Banking Corp., 7.000%, 05/15/2027	IDR	941,000,000	61,756	0.09
Indonesia (Rep of), Issued by ANZ Banking Corp., 10.500%, 08/15/2030	IDR	600,000,000	49,082	0.07
Indonesia (Rep of), Issued by ANZ Banking Corp., 8.375%, 03/15/2034	IDR	2,751,000,000	192,830	0.27
Indonesia (Rep of), Issued by HSBC Bank, 8.250%, 06/15/2032	IDR	30,000,000	2,091	—
Indonesia (Rep of), Issued by Standard Chartered, 8.375%, 03/15/2024	IDR	2,600,000,000	185,706	0.26

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2018 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Indonesia (continued)
Indonesia (Rep of), Issued by Standard Chartered, 7.000%, 05/15/2027	IDR	6,009,000,000	$394,360	0.55
Indonesia (Rep of), Issued by Standard Chartered, 10.500%, 08/15/2030	IDR	1,064,000,000	87,038	0.12
Indonesia (Rep of), Issued by Standard Chartered, 8.250%, 05/15/2036	IDR	2,022,000,000	140,222	0.20
			1,916,463	2.69
Total Fully Funded Total Return Swaps (Cost $2,336,252)			1,916,463	2.69

Total Investments (Total Cost $64,832,678)			58,998,408	82.92

Other Assets Less Liabilities			12,154,213	17.08
Net Assets			$71,152,621	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
(3)	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
(4)	Inflation-indexed bonds are shown at original par and stated coupon rate.

Percentages shown are based on net assets.

At July 31, 2018, the Ashmore Emerging Markets Local Currency Bond Fund had outstanding forward foreign currency exchange contracts as follows:

			Currency		Currency
			Buy Amount		Sell Amount
Settlement Date	Counterparty	Currency Buy	(Local Currency)	Currency Sell	(Local Currency)	Unrealized Gain/(Loss)
08/02/2018	Deutsche Bank	Brazilian Real	2,383,781	United States Dollar	630,000	$5,116
08/02/2018	Deutsche Bank	Brazilian Real	2,281,758	United States Dollar	605,000	2,934
08/02/2018	Morgan Stanley	Brazilian Real	17,413,783	United States Dollar	4,631,325	8,267
08/31/2018	BNP Paribas	Polish Zloty	129,100	United States Dollar	35,277	64
08/31/2018	Barclays	Russian Ruble	40,108,188	United States Dollar	636,089	3,582
08/31/2018	Deutsche Bank	Russian Ruble	21,983,223	United States Dollar	350,390	212
08/31/2018	BNP Paribas	South African Rand	3,934,231	United States Dollar	284,790	12,697
08/31/2018	HSBC Bank	United States Dollar	1,759,000	Chinese Offshore Yuan	11,842,468	20,460
08/31/2018	Deutsche Bank	United States Dollar	267,000	Czech Koruna	5,796,570	1,621
08/31/2018	JP Morgan	United States Dollar	771,386	South African Rand	9,689,453	38,718
09/27/2018	BNP Paribas	Czech Koruna	1,148,603	United States Dollar	52,419	221
09/27/2018	Deutsche Bank	Czech Koruna	1,148,603	United States Dollar	52,536	104
09/28/2018	BNP Paribas	Polish Zloty	1,059,427	United States Dollar	289,331	804
09/28/2018	Merrill Lynch	Polish Zloty	1,017,881	United States Dollar	277,939	818
10/31/2018	BNP Paribas	Chilean Peso	274,430,733	United States Dollar	414,786	15,804
10/31/2018	Standard Chartered	Czech Koruna	27,672,692	United States Dollar	1,261,458	8,267

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2018 (Unaudited)

			Currency		Currency
			Buy Amount		Sell Amount
Settlement Date	Counterparty	Currency Buy	(Local Currency)	Currency Sell	(Local Currency)	Unrealized Gain/(Loss)
10/31/2018	BNP Paribas	Hungarian Forint	198,556,179	United States Dollar	708,244	$20,084
10/31/2018	Merrill Lynch	Hungarian Forint	122,678,918	United States Dollar	443,164	6,837
10/31/2018	Deutsche Bank	Malaysian Ringgit	1,855,308	United States Dollar	456,029	1,359
10/31/2018	Goldman Sachs	Mexican Peso	99,611,956	United States Dollar	5,147,000	114,068
10/31/2018	HSBC Bank	Peruvian Nuevo Sol	821,770	United States Dollar	249,869	354
10/31/2018	Citibank	Polish Zloty	4,808,866	United States Dollar	1,301,884	15,979
10/31/2018	BNP Paribas	Romanian Leu	759,139	United States Dollar	191,012	226
10/31/2018	Credit Suisse	Russian Ruble	728,208	United States Dollar	11,368	180
10/31/2018	HSBC Bank	Russian Ruble	24,426,268	United States Dollar	382,764	4,601
10/31/2018	HSBC Bank	Russian Ruble	733,199	United States Dollar	11,449	179
10/31/2018	JP Morgan	South African Rand	1,396,000	United States Dollar	102,350	2,401
10/31/2018	BNP Paribas	United States Dollar	150,000	Colombian Peso	435,111,000	103
10/31/2018	HSBC Bank	United States Dollar	332,982	Russian Ruble	20,959,578	594
10/31/2018	JP Morgan	United States Dollar	218,877	Turkish Lira	1,109,357	2,556
11/30/2018	Deutsche Bank	Czech Koruna	9,761,904	United States Dollar	445,876	2,931
03/29/2019	JP Morgan	United States Dollar	1,276,296	Chilean Peso	769,414,984	69,288
03/29/2019	JP Morgan	United States Dollar	894,460	Chilean Peso	537,838,595	50,733

Subtotal Appreciation						412,162

08/02/2018	JP Morgan	United States Dollar	615,489	Brazilian Real	2,362,000	$(13,824)
08/02/2018	Merrill Lynch	United States Dollar	440,000	Brazilian Real	1,740,288	(23,669)
08/02/2018	Morgan Stanley	United States Dollar	4,755,011	Brazilian Real	17,977,034	(34,649)
08/31/2018	HSBC Bank	Chinese Offshore Yuan	11,842,468	United States Dollar	1,790,564	(52,024)
08/31/2018	Credit Suisse	Colombian Peso	5,480,041,271	United States Dollar	1,893,653	(315)
08/31/2018	Barclays	Czech Koruna	3,726,266	United States Dollar	180,114	(9,518)
08/31/2018	Deutsche Bank	Czech Koruna	30,999,230	United States Dollar	1,518,015	(98,807)
08/31/2018	JP Morgan	Hungarian Forint	268,589,444	United States Dollar	1,069,609	(88,324)
08/31/2018	HSBC Bank	Polish Zloty	6,119,518	United States Dollar	1,780,172	(104,971)
08/31/2018	JP Morgan	Polish Zloty	5,879,537	United States Dollar	1,722,159	(112,653)
08/31/2018	Merrill Lynch	Romanian Leu	759,139	United States Dollar	191,871	(160)
08/31/2018	Deutsche Bank	Turkish Lira	260,459	United States Dollar	53,176	(1,078)
08/31/2018	Citibank	United States Dollar	765,470	South African Rand	10,458,249	(25,331)
09/05/2018	Goldman Sachs	Brazilian Real	2,555,667	United States Dollar	685,000	(7,033)
09/05/2018	Merrill Lynch	United States Dollar	295,000	Brazilian Real	1,112,298	(70)
09/28/2018	BNP Paribas	Romanian Leu	4,991,501	United States Dollar	1,259,462	(325)
09/28/2018	HSBC Bank	Russian Ruble	2,753,100	United States Dollar	43,893	(90)
09/28/2018	Barclays	Thai Baht	20,800,000	United States Dollar	626,359	(265)
09/28/2018	BNP Paribas	Thai Baht	12,057,016	United States Dollar	368,550	(5,626)
09/28/2018	BNP Paribas	Thai Baht	27,607,300	United States Dollar	843,228	(12,230)
09/28/2018	Deutsche Bank	Thai Baht	9,851,609	United States Dollar	296,661	(121)
09/28/2018	Goldman Sachs	United States Dollar	1,759,000	Korean Won	1,965,066,850	(7,860)
09/28/2018	BNP Paribas	United States Dollar	453,000	Thai Baht	15,149,453	(3,009)
09/28/2018	Citibank	United States Dollar	27,704	Thai Baht	921,350	(30)

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2018 (Unaudited)

			Currency		Currency
			Buy Amount		Sell Amount
Settlement Date	Counterparty	Currency Buy	(Local Currency)	Currency Sell	(Local Currency)	Unrealized Gain/(Loss)
09/28/2018	Deutsche Bank	United States Dollar	21,290	Thai Baht	708,638	$(40)
09/28/2018	Deutsche Bank	United States Dollar	49,573	Thai Baht	1,658,216	(340)
09/28/2018	Deutsche Bank	United States Dollar	116,000	Thai Baht	3,871,500	(535)
09/28/2018	Goldman Sachs	United States Dollar	323,000	Thai Baht	10,818,885	(2,656)
09/28/2018	HSBC Bank	United States Dollar	31,870	Thai Baht	1,060,648	(56)
09/28/2018	HSBC Bank	United States Dollar	19,783	Thai Baht	661,928	(142)
09/28/2018	HSBC Bank	United States Dollar	302,000	Thai Baht	10,100,390	(2,028)
09/28/2018	JP Morgan	United States Dollar	175,000	Thai Baht	5,837,125	(701)
10/31/2018	Credit Suisse	Colombian Peso	5,480,041,270	United States Dollar	1,887,977	(92)
10/31/2018	HSBC Bank	Mexican Peso	6,867,760	United States Dollar	364,696	(1,971)
10/31/2018	HSBC Bank	Russian Ruble	3,656,310	United States Dollar	58,080	(96)
10/31/2018	JP Morgan	United States Dollar	335,544	Argentine Peso	10,279,391	(6,368)
10/31/2018	Barclays	United States Dollar	1,168,930	Indian Rupee	81,257,000	(4,083)
10/31/2018	HSBC Bank	United States Dollar	887,239	Indian Rupee	61,731,000	(3,900)
10/31/2018	HSBC Bank	United States Dollar	531,031	Indian Rupee	37,099,630	(4,533)
10/31/2018	JP Morgan	United States Dollar	838,571	Indian Rupee	58,201,000	(1,610)
10/31/2018	Barclays	United States Dollar	119,000	Indonesian Rupiah	1,743,350,000	(630)
10/31/2018	Goldman Sachs	United States Dollar	347,000	Indonesian Rupiah	5,074,066,490	(1,188)
10/31/2018	HSBC Bank	United States Dollar	305,510	Indonesian Rupiah	4,469,320,124	(1,180)
10/31/2018	HSBC Bank	United States Dollar	347,000	Indonesian Rupiah	5,083,223,820	(1,816)
10/31/2018	Standard Chartered	United States Dollar	113,000	Indonesian Rupiah	1,656,241,000	(653)
10/31/2018	Citibank	United States Dollar	150,000	Mexican Peso	2,840,250	(10)
10/31/2018	Merrill Lynch	United States Dollar	870,000	Mexican Peso	16,762,725	(15,334)
10/31/2018	HSBC Bank	United States Dollar	171,073	Philippine Peso	9,225,970	(2,112)
10/31/2018	BNP Paribas	United States Dollar	1,006,963	South African Rand	13,433,897	(1,067)
10/31/2018	Deutsche Bank	United States Dollar	19,137	Thai Baht	637,645	(81)
11/05/2018	Morgan Stanley	United States Dollar	4,589,217	Brazilian Real	17,413,783	(5,444)
11/30/2018	Merrill Lynch	United States Dollar	1,039,609	South African Rand	13,982,219	(5,458)

Subtotal Depreciation						(666,106)

Total						$(253,944)

At July 31, 2018, the Ashmore Emerging Markets Local Currency Bond Fund had the following interest rate swap contracts outstanding:

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)	Counterparty
MYR-KLIBOR-BNM 3 Month Rate (Pay Quarterly)	3.600% (Receive Quarterly)	MYR	750,000	08/18/2026	$(5,588)	—	$(5,588)	HSBC Bank
MYR-KLIBOR-BNM 3 Month Rate (Pay Quarterly)	4.055% (Receive Quarterly)	MYR	1,300,000	04/27/2026	670	—	670	HSBC Bank
WIBOR Poland 6 Month Rate (Pay Semiannually)	1.955% (Receive Annually)	PLN	6,400,000	09/24/2020	$16,984	—	$16,984	BNP Paribas

							$12,066

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2018 (Unaudited)

At July 31, 2018, the Ashmore Emerging Markets Local Currency Bond Fund had the following centrally cleared swap contracts outstanding:

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value/ Unrealized Appreciation (Depreciation)**	Premiums Paid/ (Received)	Variation Margin Receivable (Payable)	Counterparty
Brazil CETIP Interbank Deposit Rate (Pay at Maturity)	9.322% (Receive at Maturity)	BRL	11,272,128	01/04/2021	$45,213	—	$(2,163)	Goldman Sachs
Brazil CETIP Interbank Deposit Rate (Pay at Maturity)	9.448% (Receive at Maturity)	BRL	3,714,967	01/04/2021	17,741	—	(734)	JPMorgan Chase
Brazil CETIP Interbank Deposit Rate (Pay at Maturity)	9.702% (Receive at Maturity)	BRL	3,710,948	01/04/2021	23,684	—	(780)	Banco Santander
9.303% (Pay at Maturity)	Brazil CETIP Interbank Deposit Rate (Receive at Maturity)	BRL	11,304,648	01/04/2021	(36,577)	—	2,094	Banco Santander
Budapest Interbank 6 Month Rate (Pay Semiannually)	1.820% (Receive Annually)	HUF	91,600,000	10/07/2020	11,196	—	(117)	HSBC Bank
Budapest Interbank 6 Month Rate (Pay Semiannually)	1.795% (Receive Annually)	HUF	93,000,000	10/09/2020	11,069	—	(120)	HSBC Bank
MXN-TIIE-BANXICO 28 Day Rate (Pay Lunar)	7.711% (Receive Lunar)	MXN	137,000,000	03/15/2023	(69,178)	—	(5,717)	Merrill Lynch
MXN-TIIE-BANXICO 28 Day Rate (Pay Lunar)	7.349% (Receive Lunar)	MXN	33,500,000	06/14/2023	(43,854)	—	(774)	Merrill Lynch
MXN-TIIE-BANXICO 28 Day Rate (Pay Lunar)	7.475% (Receive Lunar)	MXN	33,000,000	06/14/2023	$(34,045)	—	$(809)	Goldman Sachs
MXN-TIIE-BANXICO 28 Day Rate (Pay Lunar)	7.988% (Receive Lunar)	MXN	14,000,000	09/13/2023	1,588	—	(341)	Goldman Sachs
WIBOR Poland 6 Month Rate (Pay Semiannually)	2.400% (Receive Annually)	PLN	3,770,000	03/26/2023	846	—	616	Merrill Lynch

					$(72,317)		$(8,845)

**	Includes cumulative appreciation/depreciation on centrally cleared swap agreements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2018 (Unaudited)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Local Currency Bond Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$478,754	$—	$478,754
Government Agencies	—	325,289	—	325,289
Government Bonds	—	53,752,630	—	53,752,630
Index Linked Government Bonds	—	2,525,272	—	2,525,272

Total Debt Securities	—	57,081,945	—	57,081,945
Fully Funded Total Return Swaps	—	1,916,463	—	1,916,463

Total Investments	$—	$58,998,408	$—	$58,998,408

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$412,162	$—	$412,162
Interest Rate Swap Contracts	—	17,654	—	17,654
Centrally Cleared Swap Contracts	—	111,337	—	111,337
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(666,106)	—	(666,106)
Interest Rate Swap Contracts	—	(5,588)	—	(5,588)
Centrally Cleared Swap Contracts	—	(183,654)	—	(183,654)

Total Other Financial Instruments	$—	$(314,195)	$—	$(314,195)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At July 31, 2018, there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2017.

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2018 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Argentina (Cost $12,022,271)
Pampa Energia S.A., 7.500%, 01/24/2027		1,390,000	$1,303,125	0.39
Rio Energy S.A./UGEN S.A./UENSA S.A., 6.875%, 02/01/2025		1,455,000	1,203,285	0.36
YPF S.A., 8.500%, 07/28/2025		3,450,000	3,450,000	1.03
YPF S.A., 6.950%, 07/21/2027		5,275,000	4,701,344	1.41
			10,657,754	3.19
Belarus (Cost $2,889,177)
Eurotorg LLC Via Bonitron DAC, 8.750%, 10/30/2022		2,835,000	2,834,150	0.85
			2,834,150	0.85
Brazil (Cost $74,283,968)
Andrade Gutierrez International S.A., 4.000%, 04/30/2018(2)(3)		5,285,000	4,832,340	1.45
Banco do Brasil S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 4.398%) 6.250%, 04/15/2024(4)		5,405,000	4,553,712	1.36
Banco do Brasil S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 6.362%) 9.000%, 06/18/2024(4)		1,470,000	1,496,019	0.45
Braskem Finance Ltd., 6.450%, 02/03/2024		1,180,000	1,272,630	0.38
CSN Islands XI Corp., 6.875%, 09/21/2019		2,700,000	2,696,652	0.81
CSN Resources S.A., 6.500%, 07/21/2020		3,575,000	3,442,046	1.03
Gol Finance S.A., 8.875%, 01/24/2022		1,923,000	1,918,212	0.57
Gol Finance, Inc., 7.000%, 01/31/2025		2,355,000	2,125,387	0.64
GTL Trade Finance, Inc., 7.250%, 04/16/2044		665,000	694,932	0.21
GTL Trade Finance, Inc./Gerdau Holdings, Inc., 5.893%, 04/29/2024		1,035,000	1,069,931	0.32
Marfrig Holdings Europe B.V., 8.000%, 06/08/2023		1,695,000	1,733,137	0.52
Minerva Luxembourg S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 7.046%) 8.750%, 04/03/2019(4)		1,410,000	1,424,114	0.43
Minerva Luxembourg S.A., 5.875%, 01/19/2028		2,990,000	2,631,200	0.79
Petrobras Global Finance B.V., 8.750%, 05/23/2026		5,815,000	6,573,857	1.97
Petrobras Global Finance B.V., 7.375%, 01/17/2027		2,710,000	2,818,400	0.84
Petrobras Global Finance B.V., 6.875%, 01/20/2040		8,980,000	8,620,800	2.58
Petrobras Global Finance B.V., 6.850%, 06/05/2115		7,405,000	6,673,016	2.00
Samarco Mineracao S.A., 4.125%, 11/01/2022(2)		6,403,000	4,770,235	1.43
Samarco Mineracao S.A., 5.750%, 10/24/2023(2)		5,108,000	3,779,920	1.13
Samarco Mineracao S.A., 5.375%, 09/26/2024(2)		1,030,000	762,200	0.23
St Marys Cement, Inc., 5.750%, 01/28/2027		990,000	980,843	0.29
Suzano Austria GmbH, 7.000%, 03/16/2047		320,000	341,600	0.10
Unigel Luxembourg S.A., 10.500%, 01/22/2024		2,100,000	2,184,000	0.65
Vale Overseas Ltd., 6.250%, 08/10/2026		1,503,000	1,653,300	0.50
Vale Overseas Ltd., 6.875%, 11/21/2036		590,000	685,698	0.21
Votorantim Cimentos S.A., 7.250%, 04/05/2041		3,975,000	4,083,120	1.22
			73,817,301	22.11
Chile (Cost $1,196,573)
Enel Chile S.A., 4.875%, 06/12/2028		700,000	716,100	0.21

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2018 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Chile (continued)
Itau CorpBanca, 3.875%, 09/22/2019		500,000	$502,824	0.15
			1,218,924	0.36
China (Cost $33,792,885)
Bank of China Ltd., (Floating, ICE LIBOR USD 3M + 0.850%) 3.171%, 03/08/2023		1,590,000	1,591,033	0.48
Bank of China Ltd., 5.000%, 11/13/2024		950,000	976,261	0.29
Central China Real Estate Ltd., 6.500%, 03/05/2021		1,445,000	1,395,095	0.42
CFLD Cayman Investment Ltd., 6.500%, 12/21/2020		995,000	925,670	0.28
Chalco Hong Kong Investment Co. Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 7.931%) 4.250%, 11/07/2021(4)		1,360,000	1,298,391	0.39
China Evergrande Group, 7.500%, 06/28/2023		2,910,000	2,679,950	0.80
China Forestry Holdings Co. Ltd., 10.250%, 11/17/2015(2)(3)(5)		60,000	—	—
China Hongqiao Group Ltd., 6.850%, 04/22/2019		700,000	699,650	0.21
China Minmetals Corp., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.717%) 3.750%, 11/13/2022(4)		820,000	752,515	0.22
Far East Energy Bermuda Ltd., 13.000%, 01/15/2016(2)(3)(5)(6)(7)		282,201	—	—
Franshion Brilliant Ltd., 5.750%, 03/19/2019		1,225,000	1,236,968	0.37
Hontop Energy Singapore via China Wanda International Funding, 7.950%, 12/14/2020		1,555,000	1,440,241	0.43
ICBC Standard Bank PLC, 8.125%, 12/02/2019		2,105,000	2,204,769	0.66
Kaisa Group Holdings Ltd., 7.250%, 06/30/2020		730,000	675,761	0.20
Kaisa Group Holdings Ltd., 8.500%, 06/30/2022		1,800,000	1,539,578	0.46
Leader Goal International Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 6.919%) 4.250%, 01/19/2023(4)		865,000	822,054	0.25
Longfor Group Holdings Ltd., 4.500%, 01/16/2028		1,715,000	1,556,669	0.47
New Metro Global Ltd., 5.000%, 08/08/2022		760,000	676,675	0.20
Prime Bloom Holdings Ltd., 7.500%, 12/19/2019		1,090,000	1,001,145	0.30
Reward International Investment Ltd., 7.250%, 01/25/2020		2,995,000	1,856,930	0.56
Shenzhen International Holdings Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 6.850%) 3.950%, 11/29/2022(4)		820,000	755,448	0.23
Sunac China Holdings Ltd., 7.950%, 08/08/2022		2,895,000	2,778,083	0.83
Tunghsu Venus Holdings Ltd., 7.000%, 06/12/2020		2,785,000	2,034,323	0.61
Zhongrong International Resources Co. Ltd., 7.250%, 10/26/2020		2,625,000	1,744,415	0.52
			30,641,624	9.18
Colombia (Cost $7,153,235)
Bancolombia S.A., 5.950%, 06/03/2021		640,000	677,600	0.21
Ecopetrol S.A., 7.375%, 09/18/2043		1,380,000	1,576,650	0.47
Ecopetrol S.A., 5.875%, 05/28/2045		625,000	624,688	0.19
Empresa de Telecomunicaciones de Bogota, 7.000%, 01/17/2023	COP	3,260,000,000	940,161	0.28
Frontera Energy Corp., 9.700%, 06/25/2023(6)		2,700,000	2,814,750	0.84

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2018 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Colombia (continued)
Transportadora de Gas Internacional S.A. ESP, 5.700%, 03/20/2022		200,000	$204,046	0.06
			6,837,895	2.05
Czech Republic (Cost $1,965,282)
New World Resources N.V., 8.000%, 04/07/2020(2)(5)	EUR	1,685,299	—	—
New World Resources N.V., 4.000%, 10/07/2020(2)(5)	EUR	700,590	—	—
New World Resources N.V., 16.651%, 10/07/2020(2)(5)(6)(7)(8)	EUR	101,612	—	—
			—	—
Ecuador (Cost $11,203,284)
EP PetroEcuador via Noble Sovereign Funding I Ltd., (Floating, ICE LIBOR USD 3M + 5.630%) 7.966%, 09/24/2019		5,976,053	5,931,531	1.78
Petroamazonas EP, 4.625%, 02/16/2020		3,760,000	3,656,600	1.09
Petroamazonas EP, 4.625%, 11/06/2020		1,800,000	1,681,200	0.50
			11,269,331	3.37
Hong Kong (Cost $652,298)
Bank of East Asia (The) Ltd., 6.125%, 07/16/2020		620,000	644,837	0.19
			644,837	0.19
India (Cost $1,702,714)
Bharti Airtel International Netherlands B.V., 5.125%, 03/11/2023		1,400,000	1,400,248	0.42
Reliance Holding USA, Inc., 4.500%, 10/19/2020		250,000	253,807	0.07
			1,654,055	0.49
Indonesia (Cost $5,870,037)
Golden Legacy Pte. Ltd., 8.250%, 06/07/2021		1,825,000	1,839,268	0.55
Minejesa Capital B.V., 4.625%, 08/10/2030		2,110,000	1,979,809	0.59
Pertamina Persero PT, 5.250%, 05/23/2021		655,000	676,349	0.20
Pertamina Persero PT, 6.000%, 05/03/2042		1,105,000	1,145,809	0.35
			5,641,235	1.69
Iraq (Cost $4,626,455)
DNO A.S.A., 8.750%, 05/31/2023(6)		1,100,000	1,100,000	0.33
Oilflow SPV 1 DAC, 12.000%, 01/13/2022		3,415,000	3,518,905	1.05
			4,618,905	1.38
Israel (Cost $23,569,463)
Altice Financing S.A., 7.500%, 05/15/2026		8,975,000	8,738,060	2.62
Israel Chemicals Ltd., 6.375%, 05/31/2038(6)		500,000	498,750	0.15
Teva Pharmaceutical Finance Co. LLC, 6.150%, 02/01/2036		2,945,000	3,018,295	0.90
Teva Pharmaceutical Finance Netherlands II B.V., 4.500%, 03/01/2025	EUR	1,715,000	2,125,360	0.64
Teva Pharmaceutical Finance Netherlands III B.V., 2.800%, 07/21/2023		1,760,000	1,590,538	0.48
Teva Pharmaceutical Finance Netherlands III B.V., 6.000%, 04/15/2024		2,080,000	2,152,041	0.64

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2018 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Israel (continued)
Teva Pharmaceutical Finance Netherlands III B.V., 6.750%, 03/01/2028		700,000	$746,743	0.22
Teva Pharmaceutical Finance Netherlands III B.V., 4.100%, 10/01/2046		5,755,000	4,300,620	1.29
			23,170,407	6.94
Jamaica (Cost $21,630,837)
Digicel Group Ltd., 8.250%, 09/30/2020		11,449,000	8,329,148	2.49
Digicel Group Ltd., 7.125%, 04/01/2022		11,945,000	7,600,006	2.28
			15,929,154	4.77
Kazakhstan (Cost $8,271,184)
Kazakhstan Temir Zholy Finance B.V., 6.950%, 07/10/2042		1,200,000	1,337,040	0.40
Kazakhstan Temir Zholy National Co. JSC, 4.850%, 11/17/2027		1,140,000	1,142,850	0.34
Kazkommertsbank JSC, 5.500%, 12/21/2022		5,658,255	5,646,373	1.69
KazMunayGas National Co. JSC, 5.375%, 04/24/2030(6)		465,000	475,572	0.15
			8,601,835	2.58
Kuwait (Cost $1,572,908)
NBK Tier 1 Financing Ltd., (Variable, USD Swap 6Y + 4.119%) 5.750%, 04/09/2021(4)		1,520,000	1,533,680	0.46
			1,533,680	0.46
Mexico (Cost $6,740,308)
BBVA Bancomer S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.650%) 5.125%, 01/18/2033(4)		2,240,000	2,084,902	0.62
Cemex S.A.B. de C.V., 5.700%, 01/11/2025		585,000	593,775	0.18
Cometa Energia S.A. de C.V., 6.375%, 04/24/2035		1,635,000	1,608,431	0.48
Mexico Generadora de Energia S. de rl, 5.500%, 12/06/2032		624,594	618,192	0.19
Petroleos Mexicanos, 5.350%, 02/12/2028		790,000	738,097	0.22
Southern Copper Corp., 7.500%, 07/27/2035		270,000	333,788	0.10
Trust F/1401, 6.950%, 01/30/2044		610,000	630,588	0.19
			6,607,773	1.98
Mongolia (Cost $7,418,018)
Energy Resources LLC, 2.968%, 09/30/2022(4)(8)(9)		7,147,415	6,942,284	2.08
Mongolian Mining Corp., 1.822%, 10/01/2018(8)(10)		3,390,888	1,992,147	0.59
			8,934,431	2.67
Morocco (Cost $1,573,404)
OCP S.A., 5.625%, 04/25/2024		870,000	908,309	0.27
OCP S.A., 6.875%, 04/25/2044		570,000	629,082	0.19
			1,537,391	0.46
Nigeria (Cost $5,088,479)
First Bank of Nigeria Ltd. Via FBN Finance Co. B.V., (Variable, USD Swap 2Y + 6.875%) 8.250%, 08/07/2020(4)		2,010,000	1,999,950	0.60

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2018 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Nigeria (continued)
First Bank of Nigeria Ltd. Via FBN Finance Co. B.V., (Variable, USD Swap 2Y + 6.488%) 8.000%, 07/23/2021(4)		3,596,000	$3,554,646	1.06
			5,554,596	1.66
Oman (Cost $807,044)
Oztel Holdings SPC Ltd., 6.625%, 04/24/2028		825,000	817,781	0.24
			817,781	0.24
Panama (Cost $4,493,609)
Banistmo S.A., 3.650%, 09/19/2022		900,000	865,125	0.26
Multibank, Inc., 4.375%, 11/09/2022		395,000	386,112	0.12
Sable International Finance Ltd., 6.875%, 08/01/2022		3,135,000	3,276,075	0.98
			4,527,312	1.36
Peru (Cost $8,530,455)
Ajecorp B.V., 6.500%, 05/14/2022		4,175,000	3,475,687	1.04
Intercorp Financial Services, Inc., 4.125%, 10/19/2027		205,000	193,161	0.06
Minsur S.A., 6.250%, 02/07/2024		580,000	619,556	0.19
Nexa Resources S.A., 5.375%, 05/04/2027		2,180,000	2,150,047	0.64
Peru LNG Srl, 5.375%, 03/22/2030		775,000	789,493	0.24
Volcan Cia Minera S.A.A., 5.375%, 02/02/2022		820,000	845,838	0.25
			8,073,782	2.42
Qatar (Cost $3,661,156)
CBQ Finance Ltd., 2.875%, 06/24/2019		1,545,000	1,533,876	0.46
Ezdan Sukuk Co. Ltd., 4.375%, 05/18/2021		1,615,000	1,344,487	0.40
Ezdan Sukuk Co. Ltd., 4.875%, 04/05/2022		800,000	664,000	0.20
			3,542,363	1.06
Russian Federation (Cost $13,898,648)
CEDC Finance Corp International, Inc., 10.000%, 12/31/2022(6)		5,052,696	4,054,788	1.21
Gazprom OAO Via Gaz Capital S.A., 8.625%, 04/28/2034		1,114,000	1,398,070	0.42
GTH Finance B.V., 7.250%, 04/26/2023		3,485,000	3,671,622	1.10
Koks OAO Via Koks Finance DAC, 7.500%, 05/04/2022		870,000	866,910	0.26
Tinkoff Credit Systems Via TCS Finance Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 7.592%) 9.250%, 09/15/2022(4)		2,560,000	2,627,840	0.79
			12,619,230	3.78
Saudi Arabia (Cost $1,054,533)
Acwa Power Management And Investments One Ltd., 5.950%, 12/15/2039		1,045,000	1,047,404	0.31
			1,047,404	0.31
Singapore (Cost $497,789)
DBS Group Holdings Ltd., 2.246%, 07/16/2019		500,000	495,234	0.15
			495,234	0.15

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2018 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
South Africa (Cost $2,104,471)
Growthpoint Properties International Pty. Ltd., 5.872%, 05/02/2023		700,000	$722,666	0.22
Liquid Telecommunications Financing PLC, 8.500%, 07/13/2022		1,320,000	1,369,458	0.41
			2,092,124	0.63
Tanzania (Cost $1,658,668)
HTA Group Ltd., 9.125%, 03/08/2022		1,625,000	1,657,500	0.50
			1,657,500	0.50
Turkey (Cost $467,500)
Yuksel Insaat A.S., 9.500%, 11/10/2015(2)(3)(5)		435,000	—	—
			—	—
Ukraine (Cost $16,906,485)
DTEK Finance PLC, 10.750%, (18% PIK), 12/31/2024(10)		11,449,698	11,785,792	3.53
Ferrexpo Finance PLC, 10.380%, 04/07/2019		789,000	808,725	0.24
Metinvest B.V., 7.750%, 04/23/2023		2,929,000	2,833,603	0.85
Metinvest B.V., 8.500%, 04/23/2026		2,822,000	2,727,773	0.82
MHP S.E., 7.750%, 05/10/2024		550,000	563,750	0.17
			18,719,643	5.61
United Arab Emirates (Cost $5,485,340)
Abu Dhabi National Energy Co. PJSC, 4.375%, 04/23/2025		700,000	704,235	0.21
BOS Funding Ltd., 3.374%, 06/08/2020		1,075,000	1,062,455	0.32
DIB Sukuk Ltd., 3.625%, 02/06/2023		685,000	666,519	0.20
DP World Ltd., 6.850%, 07/02/2037		290,000	341,504	0.10
EMG Sukuk Ltd., 4.564%, 06/18/2024		775,000	778,875	0.23
First Abu Dhabi Bank PJSC, 3.000%, 08/13/2019		380,000	379,860	0.12
First Abu Dhabi Bank PJSC, (Variable, USD Swap 5Y + 3.350%) 5.250%, 06/17/2020(4)		1,505,000	1,498,167	0.45
			5,431,615	1.63
Venezuela (Cost $9,892,645)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020		9,768,750	8,723,494	2.61
Petroleos de Venezuela S.A., 9.750%, 05/17/2035(2)		5,104,093	1,253,565	0.38
			9,977,059	2.99
Total Debt Securities (Cost $302,681,123)			290,706,325	87.06

Bank Loans

Brazil (Cost $2,640,570)
Samarco Mineracao S.A., 3.387%, 09/09/2018(11)		3,000,000	1,860,000	0.56
			1,860,000	0.56
Czech Republic (Cost $362,933)
New World Resources N.V., 8.500%, 10/07/2016(3)(5)	EUR	411,233	—	—
			—	—

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2018 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Malaysia (Cost $1,796,147)
DRB-Hicom Bhd., 3.995%, 01/22/2021(11)		1,931,381	$1,825,155	0.54
			1,825,155	0.54
Nigeria (Cost $1,035,598)
Seven Energy Ltd., 12.250%, 06/30/2020(11)		1,085,453	646,496	0.19
			646,496	0.19
United Arab Emirates (Cost $20,221,049)
DP World Ltd., 3.750%, 09/30/2022(11)		9,677,935	9,097,259	2.73
DP World Ltd., 4.750%, 09/30/2022(11)		422,722	397,358	0.12
Dubai Drydocks World LLC, 4.336%, 11/20/2020(11)		11,770,000	11,299,200	3.38
			20,793,817	6.23
Total Bank Loans (Cost $26,056,297)			25,125,468	7.52

	Currency(1)	Shares	Value	% of Net Assets
Equity Securities

Czech Republic (Cost $1,093,253)
New World Resources PLC, Class A*(5)	GBP	36,580,138	$—	—
			—	—
Mongolia (Cost $2,417,612)
Mongolian Mining Corp.*	HKD	14,731,698	221,472	0.06
			221,472	0.06
Niger (Cost $1,308,571)
Savannah Petroleum PLC*	GBP	3,368,524	1,291,036	0.39
			1,291,036	0.39
Russian Federation (Cost $655,355)
Roust Corp.*(11)		13,359	40,077	0.01
Roust Corp., Class C*(11)		28,922	86,766	0.03
			126,843	0.04
Total Equity Securities (Cost $5,474,791)			1,639,351	0.49

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2018 (Unaudited)

	Currency(1)	Number of Warrants	Value	% of Net Assets
Warrants

Mexico (Cost $—)
Corp. GEO S.A.B. de C.V., Exp. 07/31/2022, Strike Price $9.75*(5)	MXN	13,777	$—	—
			—	—

Total Warrants (Cost $—)			—	—
Total Investments (Total Cost $334,212,211)			317,471,144	95.07

Other Assets Less Liabilities			16,459,894	4.93
Net Assets			$333,931,038	100.00

*	Non-income producing security.
(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Issuer has defaulted on terms of debt obligation.
(3)	Maturity has been extended under the terms of a plan of reorganization.
(4)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(5)	Security has been deemed worthless and is a Level 3 investment.
(6)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
(7)

Restricted security that has been deemed illiquid. At July 31, 2018 the value of these restricted illiquid securities amount to $0 or 0.0% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
Far East Energy Bermuda Ltd., 13.000%, 01/15/2016	01/14/2013-07/24/2015	$279,057
New World Resources N.V., 16.651%, 10/07/2020	10/07/2014	—

(8)	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
(9)	The coupon rate is subject to the performance of the TSIPPCAE Commodity Index.
(10)	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
(11)	Security is a Level 3 investment.

Percentages shown are based on net assets.

At July 31, 2018, the Ashmore Emerging Markets Corporate Debt Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
08/22/2018	Barclays	United States Dollar	2,378,912	Euro	2,040,895	$(11,769)

Total						$(11,769)

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2018 (Unaudited)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Corporate Debt Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$283,175,880	$—	$283,175,880
Corporate Convertible Bonds	—	2,084,902	—	2,084,902
Financial Certificates	—	3,453,881	—	3,453,881
Government Agencies	—	1,991,662	—	1,991,662

Total Debt Securities	—	290,706,325	—	290,706,325
Bank Loans		—	—	—
Brazil	—	—	1,860,000	1,860,000
Malaysia	—	—	1,825,155	1,825,155
Nigeria	—	—	646,496	646,496
United Arab Emirates	—	—	20,793,817	20,793,817

Total Bank Loans	—	—	25,125,468	25,125,468
Common Stock
Mongolia	—	221,472	—	221,472
Nigeria	—	1,291,036	—	1,291,036
Russian Federation	—	—	126,843	126,843

Total Common Stock	—	1,512,508	126,843	1,639,351
Warrants	—	—	—	—

Total Investments	$—	$292,218,833	$25,252,311	$317,471,144

Other Financial Instruments
Liabilities:
Forward Foreign Currency Exchange Contracts	$—	$(11,769)	$—	$(11,769)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At July 31, 2018, there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2017.

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2018 (Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ending July 31, 2018:

Category and Subcategory	Beginning Balance at 10/31/2017	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Ending Balance at 07/31/2018	Change in Unrealized Appreciation (Depreciation) from Investments still held 07/31/2018
Investments, at value
Corporate Bonds
China	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Czech Republic	—	—	—	—	—	—	—	—	—	—
Turkey	—	—	—	(5,000)	(70,000)	75,000	—	—	—	75,000
Bank Loans
Brazil	—	540,570	2,100,000	—	—	(780,570)	—	—	1,860,000	(780,570)
China	—	—	—	—	(39,677)	39,677	—	—	—	—
Czech Republic	—	—	—	—	—	—	—	—	—	—
Malaysia	2,079,189	45,537	472,850	(772,406)	71,041	(71,056)	—	—	1,825,155	(71,056)
Nigeria	646,496	—	—	—	—	—	—	—	646,496	—
Ukraine	3,100,309	59,202	—	(3,122,236)	21,790	(59,065)	—	—	—	—
United Arab Emirates	13,466,581	(106,397)	11,468,050	(4,097,346)	(242,132)	305,061	—	—	20,793,817	36,930
Common Stock
Czech Republic	—	—	—	—	—	—	—	—	—	—
Russian Federation	556,333	—	—	—	—	(429,490)	—	—	126,843	(429,490)
Warrants
China	—	—	—	—	(3,926)	3,926	—	—	—	—
Mexico	—	—	—	—	—	—	—	—	—	—

Total	$19,848,908	$538,912	$14,040,900	$(7,996,988)	$(262,904)	$(916,517)	$—	$—	$25,252,311	$(1,169,186)

The following table on “Quantitative information about Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at July 31, 2018:

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 07/31/2018	Valuation Technique	Unobservable Input
Bank Loans	$24,478,972	Broker quote	Inputs to broker model
Bank Loans	646,496	Indicative Bid	Bid Source
Common Stock	126,843	Broker quote	Inputs to broker model

Total	$25,252,311

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2018 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Angola (Cost $1,806,758)
Angola (Rep of) Via Northern Lights III B.V., 7.000%, 08/17/2019		1,809,375	$1,832,600	0.56
			1,832,600	0.56
Argentina (Cost $1,268,944)
Empresa Distribuidora Y Comercializadora Norte, 9.750%, 10/25/2022		650,000	649,532	0.20
Mastellone Hermanos S.A., 12.630%, 07/03/2021		510,000	534,429	0.16
			1,183,961	0.36
Bahrain (Cost $2,751,268)
Batelco International Finance No. 1 Ltd., 4.250%, 05/01/2020		2,800,000	2,712,500	0.82
			2,712,500	0.82
Brazil (Cost $58,008,958)
Andrade Gutierrez International S.A., 4.000%, 04/30/2018(2)		615,000	562,325	0.17
Banco BTG Pactual S.A., 4.000%, 01/16/2020		1,200,000	1,189,800	0.36
Banco do Brasil S.A., 5.875%, 01/26/2022		4,650,000	4,756,950	1.44
Banco Votorantim S.A., 7.375%, 01/21/2020		1,830,000	1,901,370	0.58
Braskem Finance Ltd., 7.000%, 05/07/2020		1,050,000	1,109,063	0.34
Braskem Finance Ltd., 5.750%, 04/15/2021		2,190,000	2,266,672	0.69
Cia Brasileira de Aluminio, 6.750%, 04/05/2021		1,160,000	1,207,850	0.37
CSN Islands XI Corp., 6.875%, 09/21/2019		3,225,000	3,221,001	0.98
CSN Resources S.A., 6.500%, 07/21/2020		3,500,000	3,369,835	1.02
Gol Finance S.A., 8.875%, 01/24/2022		900,000	897,759	0.27
Itau Unibanco Holding S.A., 5.750%, 01/22/2021		1,640,000	1,681,000	0.51
Itau Unibanco Holding S.A., 6.200%, 12/21/2021		1,570,000	1,642,534	0.50
Marfrig Holdings Europe B.V., 6.875%, 06/24/2019		1,660,000	1,684,900	0.51
Marfrig Holdings Europe B.V., 11.250%, 09/20/2021		500,000	513,750	0.16
Petrobras Global Finance B.V., 5.375%, 01/27/2021		1,000,000	1,023,000	0.31
Petrobras Global Finance B.V., 8.375%, 05/23/2021		10,800,000	11,874,600	3.61
Petrobras Global Finance B.V., 6.125%, 01/17/2022		14,120,000	14,638,204	4.44
Petrobras Global Finance B.V., 4.375%, 05/20/2023		4,100,000	3,950,350	1.20
			57,490,963	17.46
China (Cost $36,702,616)
361 Degrees International Ltd., 7.250%, 06/03/2021		690,000	663,433	0.20
Agile Group Holdings Ltd., 9.000%, 05/21/2020		600,000	626,066	0.19
Central China Real Estate Ltd., 8.750%, 01/23/2021		2,475,000	2,516,568	0.76
Central China Real Estate Ltd., 6.500%, 03/05/2021		2,735,000	2,640,544	0.80
CFLD Cayman Investment Ltd., 6.500%, 12/21/2020		1,130,000	1,051,264	0.32
China Evergrande Group, 7.000%, 03/23/2020		500,000	500,753	0.15
China Evergrande Group, 8.250%, 03/23/2022		4,500,000	4,431,096	1.35
China Hongqiao Group Ltd., 6.850%, 04/22/2019		1,565,000	1,564,217	0.48
China SCE Property Holdings Ltd., 7.450%, 04/17/2021		1,040,000	1,022,056	0.31
CIFI Holdings Group Co. Ltd., 7.750%, 06/05/2020		300,000	303,948	0.09

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2018 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
China (continued)
CIFI Holdings Group Co. Ltd., 6.875%, 04/23/2021		1,105,000	$1,088,695	0.33
GCL New Energy Holdings Ltd., 7.100%, 01/30/2021		820,000	762,652	0.23
ICBC Standard Bank PLC, 8.125%, 12/02/2019		1,355,000	1,419,222	0.43
Kaisa Group Holdings Ltd., 7.250%, 06/30/2020		2,999,000	2,776,174	0.84
Kaisa Group Holdings Ltd., 8.500%, 06/30/2022		3,655,000	3,126,198	0.95
Logan Property Holdings Co. Ltd., 6.375%, 03/07/2021		400,000	389,110	0.12
Logan Property Holdings Co. Ltd., 5.250%, 02/23/2023		625,000	545,827	0.17
New Metro Global Ltd., 5.000%, 08/08/2022		510,000	454,085	0.14
Prime Bloom Holdings Ltd., 7.500%, 12/19/2019		1,280,000	1,175,657	0.36
Sunac China Holdings Ltd., 8.750%, 12/05/2019		1,185,000	1,199,782	0.36
Sunac China Holdings Ltd., 7.350%, 07/19/2021		2,750,000	2,655,818	0.81
Times China Holdings Ltd., 6.250%, 01/23/2020		635,000	629,493	0.19
Times China Holdings Ltd., 6.250%, 01/17/2021		750,000	716,215	0.22
Tunghsu Venus Holdings Ltd., 7.000%, 06/12/2020		725,000	529,581	0.16
Yuzhou Properties Co. Ltd., 6.375%, 03/06/2021		1,935,000	1,878,028	0.57
Zhongrong International Resources Co. Ltd., 7.250%, 10/26/2020		1,828,000	1,214,777	0.37
			35,881,259	10.90
Colombia (Cost $1,743,942)
Bancolombia S.A., 5.125%, 09/11/2022		1,670,000	1,728,450	0.53
			1,728,450	0.53
Costa Rica (Cost $421,954)
Banco Nacional de Costa Rica, 5.875%, 04/25/2021		200,000	205,000	0.06
Instituto Costarricense de Electricidad, 6.950%, 11/10/2021		200,000	208,000	0.07
			413,000	0.13
Ecuador (Cost $46,760,964)
Ecuador (Rep of), 10.500%, 03/24/2020		13,012,000	13,708,142	4.16
Ecuador (Rep of), 10.750%, 03/28/2022		22,847,000	24,709,030	7.50
EP PetroEcuador via Noble Sovereign Funding I Ltd., (Floating,ICE LIBOR USD 3M + 5.630%), 7.966%, 09/24/2019		3,635,526	3,608,442	1.10
Petroamazonas EP, 4.625%, 02/16/2020		3,250,000	3,160,625	0.96
Petroamazonas EP, 4.625%, 11/06/2020		2,223,878	2,077,102	0.63
			47,263,341	14.35
Iraq (Cost $413,934)
Oilflow SPV 1 DAC, 12.000%, 01/13/2022		400,000	412,170	0.13
			412,170	0.13
Jamaica (Cost $24,404,607)
Digicel Group Ltd., 8.250%, 09/30/2020		13,655,000	9,934,012	3.02
Digicel Group Ltd., 7.125%, 04/01/2022		1,708,000	1,086,715	0.33
Digicel Ltd., 6.000%, 04/15/2021		10,690,000	9,888,250	3.00
			20,908,977	6.35

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2018 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Kazakhstan (Cost $8,816,874)
Kazkommertsbank JSC, 5.500%, 12/21/2022		8,838,000	$8,819,440	2.68
			8,819,440	2.68
Kuwait (Cost $1,154,609)
Kuwait Projects Co. SPC Ltd., 4.800%, 02/05/2019		1,145,000	1,152,271	0.35
			1,152,271	0.35
Lebanon (Cost $12,648,230)
Lebanon (Rep of), 5.150%, 11/12/2018		2,249,000	2,242,154	0.68
Lebanon (Rep of), 5.450%, 11/28/2019		4,611,000	4,485,581	1.36
Lebanon (Rep of), 6.375%, 03/09/2020		4,130,000	4,015,764	1.22
Lebanon (Rep of), 8.250%, 04/12/2021		1,570,000	1,534,989	0.47
			12,278,488	3.73
Mexico (Cost $4,929,565)
BBVA Bancomer S.A., 7.250%, 04/22/2020		500,000	526,875	0.16
BBVA Bancomer S.A., 6.500%, 03/10/2021		1,600,000	1,688,000	0.51
Petroleos Mexicanos, (Floating, ICE LIBOR USD 3M + 3.650%), 5.977%, 03/11/2022		2,500,000	2,665,000	0.81
			4,879,875	1.48
Mongolia (Cost $1,236,657)
Trade & Development Bank of Mongolia LLC, 9.375%, 05/19/2020		1,160,000	1,233,198	0.37
			1,233,198	0.37
Nigeria (Cost $896,925)
First Bank of Nigeria Ltd. Via FBN Finance Co. B.V., (Variable, USD Swap 2Y + 6.875%), 8.250%, 08/07/2020(3)		700,000	696,500	0.21
First Bank of Nigeria Ltd. Via FBN Finance Co. B.V., (Variable, USD Swap 2Y + 6.488%), 8.000%, 07/23/2021(3)		200,000	197,700	0.06
			894,200	0.27
Pakistan (Cost $13,957,283)
Third Pakistan International Sukuk (The) Co. Ltd., 5.500%, 10/13/2021		6,842,000	6,636,275	2.01
Third Pakistan International Sukuk (The) Co. Ltd., 5.625%, 12/05/2022		7,244,000	6,910,848	2.10
			13,547,123	4.11
Panama (Cost $2,710,576)
Banistmo S.A., 3.650%, 09/19/2022		1,560,000	1,499,550	0.45
Sable International Finance Ltd., 6.875%, 08/01/2022		1,100,000	1,149,500	0.35
			2,649,050	0.80
Peru (Cost $3,971,211)
Ajecorp B.V., 6.500%, 05/14/2022		1,940,000	1,615,050	0.49
Union Andina de Cementos SAA, 5.875%, 10/30/2021		200,000	206,250	0.06
Volcan Cia Minera S.A.A., 5.375%, 02/02/2022		1,905,000	1,965,027	0.60
			3,786,327	1.15

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2018 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Qatar (Cost $3,012,304)
Ezdan Sukuk Co. Ltd., 4.375%, 05/18/2021		610,000	$507,825	0.16
Ezdan Sukuk Co. Ltd., 4.875%, 04/05/2022		400,000	332,000	0.10
QNB Finance Ltd., (Floating, ICE LIBOR USD 3M + 1.350%), 3.657%, 05/31/2021		2,100,000	2,108,938	0.64
			2,948,763	0.90
Russian Federation (Cost $10,418,699)
Credit Bank of Moscow Via CBOM Finance PLC, 5.875%, 11/07/2021		5,385,000	5,313,164	1.61
Koks OAO Via Koks Finance DAC, 7.500%, 05/04/2022		2,300,000	2,291,831	0.70
TMK OAO Via TMK Capital S.A., 6.750%, 04/03/2020		2,390,000	2,442,599	0.74
			10,047,594	3.05
South Africa (Cost $14,177,991)
Eskom Holdings SOC Ltd., 5.750%, 01/26/2021		12,465,000	12,293,606	3.73
Liquid Telecommunications Financing PLC, 8.500%, 07/13/2022		525,000	544,671	0.17
MTN Mauritius Investments Ltd., 5.373%, 02/13/2022		1,235,000	1,233,654	0.37
			14,071,931	4.27
Tanzania (Cost $915,007)
HTA Group Ltd., 9.125%, 03/08/2022		855,000	872,100	0.26
			872,100	0.26
Turkey (Cost $6,355,650)
Akbank Turk A.S., 4.000%, 01/24/2020		290,000	282,025	0.09
Export Credit Bank of Turkey, 5.375%, 02/08/2021		1,570,000	1,506,917	0.46
KOC Holding A.S., 3.500%, 04/24/2020		2,350,000	2,261,626	0.69
Turkiye Is Bankasi A.S., 5.000%, 04/30/2020		290,000	279,386	0.08
Turkiye Is Bankasi A.S., 5.375%, 10/06/2021		1,975,000	1,820,950	0.55
			6,150,904	1.87
Ukraine (Cost $8,242,529)
Ferrexpo Finance PLC, 10.380%, 04/07/2019		1,368,000	1,402,200	0.43
Metinvest B.V., 7.500%, 12/31/2021		5,175,682	5,031,021	1.53
Metinvest B.V., 7.750%, 04/23/2023		1,650,000	1,596,260	0.48
			8,029,481	2.44
Venezuela (Cost $16,878,451)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020		20,445,750	18,258,055	5.55
			18,258,055	5.55
Total Debt Securities (Cost $284,606,506)			279,446,021	84.87

Bank Loans

Malaysia (Cost $511,575)
DRB-Hicom Bhd., 3.995%, 01/22/2021(4)		538,497	508,879	0.16
			508,879	0.16

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2018 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
United Arab Emirates (Cost $24,689,422)
DP World Ltd., 3.750%, 09/30/2022(4)		16,689,908	$15,688,514	4.76
Dubai Drydocks World LLC, 4.336%, 11/20/2020(4)		9,634,110	9,248,746	2.81
			24,937,260	7.57

Total Bank Loans (Cost $25,200,997)			25,446,139	7.73

Total Investments (Total Cost $309,807,503)			304,892,160	92.60

Other Assets Less Liabilities			24,358,898	7.40

Net Assets			$329,251,058	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Issuer has defaulted on terms of debt obligation.
(3)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(4)	Security is a Level 3 investment.

Percentages shown are based on net assets.

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2018 (Unaudited)

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Short Duration Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$211,023,896	$—	$211,023,896
Financial Certificates	—	14,386,948	—	14,386,948
Government Agencies	—	1,506,917	—	1,506,917
Government Bonds	—	52,528,260	—	52,528,260
Total Debt Securities	—	279,446,021	—	279,446,021
Bank Loans	—	—	25,446,139	25,446,139

Total Investments	$—	$279,446,021	$25,446,139	$304,892,160

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At July 31, 2018, there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2017.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ending July 31, 2018:

										Change in
										Unrealized
										Appreciation
	Beginning	Accrued			Realized	Change in Unrealized	Transfer	Transfer	Ending	(Depreciation) from Investments
Category and	Balance	Discounts			Gains	Appreciation	into	out of	Balance	still held
Subcategory	at 10/31/2017	(Premiums)	Purchases	Sales	(Losses)	(Depreciation)	Level 3	Level 3	at 07/31/2018	07/31/2018
Investments, at value
Bank Loans
Malaysia	$—	$6,417	$607,406	$(107,680)	$5,432	$(2,696)	$—	$—	$508,879	$(2,696)
United Arab
Emirates	5,759,709	211,486	20,397,202	(1,585,662)	58,227	96,298	—	—	24,937,260	87,337

Total	$5,759,709	$217,903	$21,004,608	$(1,693,342)	$63,659	$93,602	$—	$—	$25,446,139	$84,641

The following table on “Quantitative information about Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at July 31, 2018:

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 07/31/2018	Valuation Technique	Unobservable Input
Bank Loans	$25,446,139	Broker Quote	Inputs to broker model

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2018 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Common Stocks

Argentina (Cost $112,574)
Grupo Supervielle S.A. ADR		5,508	$74,413	0.41
			74,413	0.41
Brazil (Cost $1,785,849)
Banco do Brasil S.A.*	BRL	20,700	179,242	0.98
Kroton Educacional S.A.	BRL	152,900	460,334	2.52
Lojas Renner S.A.*	BRL	36,800	302,769	1.66
Vale S.A. ADR*		40,387	592,074	3.24
			1,534,419	8.40
China (Cost $5,215,567)
Alibaba Group Holding Ltd. ADR*		4,789	896,644	4.91
Anhui Conch Cement Co. Ltd., Class H	HKD	30,500	195,263	1.07
Baidu, Inc. ADR*		2,155	532,673	2.92
Bank of China Ltd., Class H	HKD	1,560,000	731,401	4.00
Baoshan Iron & Steel Co. Ltd., Class A	CNY	223,775	285,566	1.56
China Construction Bank Corp., Class H	HKD	200,000	181,168	0.99
China Overseas Land & Investment Ltd.	HKD	172,000	540,167	2.96
CNOOC Ltd.	HKD	487,000	814,040	4.46
Ping An Insurance Group Co. of China Ltd., Class H	HKD	18,000	166,950	0.91
Tencent Holdings Ltd.	HKD	19,100	864,349	4.73
			5,208,221	28.51
Hong Kong (Cost $825,415)
AIA Group Ltd.	HKD	94,200	822,099	4.50
			822,099	4.50
India (Cost $856,172)
HDFC Bank Ltd. ADR		997	103,030	0.57
ICICI Bank Ltd. ADR*		94,579	835,133	4.57
			938,163	5.14
Indonesia (Cost $384,109)
Bank Mandiri Persero Tbk PT	IDR	733,900	338,449	1.85
			338,449	1.85
Mexico (Cost $1,152,657)
Cemex S.A.B. de C.V. ADR (Participation Certificate)*		26,802	199,675	1.09
Fibra Uno Administracion S.A. de C.V.	MXN	249,800	359,734	1.97
Fomento Economico Mexicano S.A.B. de C.V. ADR		2,154	211,393	1.16
Grupo Financiero Banorte S.A.B. de C.V., Series O	MXN	75,600	527,155	2.88
			1,297,957	7.10
Peru (Cost $179,510)
Credicorp Ltd.		810	185,304	1.01
			185,304	1.01

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2018 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Russian Federation (Cost $810,158)
Sberbank of Russia PJSC ADR		50,667	$713,898	3.91
			713,898	3.91
South Africa (Cost $204,461)
Naspers Ltd., Class N	ZAR	742	182,689	1.00
			182,689	1.00
South Korea (Cost $2,352,274)
Hana Financial Group, Inc.	KRW	2,257	90,591	0.49
Lotte Chemical Corp.	KRW	711	228,494	1.25
Samsung Electronics Co. Ltd.	KRW	19,321	798,816	4.37
Samsung Electronics Co. Ltd. GDR(2)		325	334,100	1.83
Samsung SDI Co. Ltd.	KRW	481	98,466	0.54
SK Hynix, Inc.	KRW	10,438	805,256	4.41
			2,355,723	12.89
Taiwan (Cost $2,434,474)
Catcher Technology Co. Ltd.	TWD	43,853	539,317	2.95
Cathay Financial Holding Co. Ltd.	TWD	161,097	277,318	1.52
Globalwafers Co. Ltd.	TWD	24,074	406,555	2.23
Land Mark Optoelectronics Corp.	TWD	20,000	178,023	0.97
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	161,256	1,295,779	7.09
			2,696,992	14.76
Total Common Stocks (Cost $16,313,220)			16,348,327	89.48

Preferred Stocks

Brazil (Cost $224,034)
Itau Unibanco Holding S.A. ADR, 0.384%(3)		8,392	100,620	0.55
Petroleo Brasileiro S.A. ADR*		9,538	99,768	0.55
			200,388	1.10
South Korea (Cost $577,515)
Samsung Electronics Co. Ltd., 3.384%(3)	KRW	17,850	610,345	3.34
			610,345	3.34
Total Preferred Stocks (Cost $801,549)			810,733	4.44

Total Investments (Total Cost $17,114,769)			17,159,060	93.92

Other Assets Less Liabilities			1,110,880	6.08

Net Assets			$18,269,940	100.00

*	Non-income producing security.
(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
(3)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2018 (Unaudited)

Percentages shown are based on net assets.

At July 31, 2018, the industry sectors for the Ashmore Emerging Markets Active Equity Fund were:

Sector	Percentage of Net Assets
Consumer Discretionary	5.2%
Consumer Staples	1.2
Energy	5.0
Financials	29.1
Information Technology	40.3
Materials	8.2
Real Estate	4.9

Total Investments	93.9
Other Assets Less Liabilities	6.1
Net Assets	100.0%

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2018 (Unaudited)

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Active Equity Fund’s investments, which are carried at fair value, as of July 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stock
Argentina	$74,413	$—	$—	$74,413
Brazil	1,534,419	—	—	1,534,419
China	5,208,221	—	—	5,208,221
Hong Kong	822,099	—	—	822,099
India	938,163	—	—	938,163
Indonesia	338,449	—	—	338,449
Mexico	1,297,957	—	—	1,297,957
Peru	185,304	—	—	185,304
Russian Federation	713,898	—	—	713,898
South Africa	182,689	—	—	182,689
South Korea	2,355,723	—	—	2,355,723
Taiwan	2,696,992	—	—	2,696,992

Total Common Stock	16,348,327	—	—	16,348,327
Preferred Stock
Brazil	200,388	—	—	200,388
South Korea	610,345	—	—	610,345

Total Preferred Stock	810,733	—	—	810,733

Total Investments	$17,159,060	$—	$—	$17,159,060

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At July 31, 2018, there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2017.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2018 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Common Stocks

Argentina (Cost $750,501)
Globant S.A.*	EUR	18,990	$1,052,806	2.43
			1,052,806	2.43
Brazil (Cost $3,154,804)
EcoRodovias Infraestrutura e Logistica S.A.	BRL	328,000	681,640	1.57
Hypera S.A.*	BRL	127,900	945,628	2.18
Iochpe-Maxion S.A.	BRL	78,346	481,143	1.11
Smiles Fidelidade S.A.	BRL	54,100	737,996	1.70
			2,846,407	6.56
China (Cost $8,995,127)
AviChina Industry & Technology Co. Ltd., Class H	HKD	921,000	565,574	1.30
China Yongda Automobiles Services Holdings Ltd.	HKD	1,049,500	851,736	1.96
Goodbaby International Holdings Ltd.	HKD	1,578,000	826,288	1.91
Haitian International Holdings Ltd.	HKD	309,000	728,305	1.68
JNBY Design Ltd.	HKD	736,000	1,732,857	4.00
Li Ning Co. Ltd.*	HKD	1,245,000	1,356,183	3.13
Noah Holdings Ltd. ADR*		10,700	546,342	1.26
SINA Corp.*		8,100	651,888	1.50
Xiabuxiabu Catering Management China Holdings Co. Ltd. (2)	HKD	897,000	1,935,926	4.46
YY, Inc. ADR*		9,884	921,485	2.12
			10,116,584	23.32
India (Cost $8,147,189)
Edelweiss Financial Services Ltd.	INR	199,420	899,751	2.08
Multi Commodity Exchange of India Ltd.	INR	82,914	1,066,130	2.46
Parag Milk Foods Ltd. (2)	INR	288,109	1,237,521	2.85
Persistent Systems Ltd.	INR	86,308	1,051,319	2.42
Quess Corp. Ltd.*(2)	INR	70,431	998,503	2.30
Sanghi Industries Ltd.*	INR	693,954	934,395	2.15
South Indian Bank (The) Ltd.	INR	1,810,047	481,632	1.11
V-Mart Retail Ltd.	INR	27,578	974,973	2.25
			7,644,224	17.62
Indonesia (Cost $92,441)
Berlian Laju Tanker Tbk PT*(3)	IDR	4,428,000	—	—
			—	—
Malaysia (Cost $2,410,808)
My EG Services Bhd.	MYR	7,014,000	2,139,572	4.93
			2,139,572	4.93
Mexico (Cost $889,537)
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR		22,100	1,071,629	2.47
			1,071,629	2.47

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2018 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Poland (Cost $1,136,187)
CCC S.A.	PLN	14,475	$891,147	2.05
			891,147	2.05
South Africa (Cost $2,096,912)
JSE Ltd.	ZAR	77,901	983,857	2.27
Truworths International Ltd.	ZAR	141,657	880,656	2.03
			1,864,513	4.30
South Korea (Cost $5,710,437)
Com2uS Corp.	KRW	12,075	1,639,648	3.78
Dentium Co. Ltd.	KRW	22,990	1,870,192	4.31
Eugene Technology Co. Ltd.	KRW	66,452	950,460	2.19
Modetour Network, Inc.	KRW	54,689	1,231,988	2.84
			5,692,288	13.12
Taiwan (Cost $9,397,571)
Gourmet Master Co. Ltd.	TWD	148,528	1,336,626	3.08
Hota Industrial Manufacturing Co. Ltd.	TWD	320,000	1,358,855	3.13
Lite-On Technology Corp.	TWD	342,000	449,089	1.04
Parade Technologies Ltd.	TWD	73,000	1,111,191	2.56
Silergy Corp.	TWD	45,000	1,033,351	2.38
Silicon Motion Technology Corp. ADR		19,978	1,066,226	2.46
Sunonwealth Electric Machine Industry Co. Ltd.	TWD	770,000	1,111,713	2.56
Taiwan Paiho Ltd.	TWD	396,000	818,802	1.89
			8,285,853	19.10
Thailand (Cost $674,511)
Supalai PCL (Registered)*	THB	1,184,650	847,450	1.95
			847,450	1.95
Total Common Stocks (Cost $43,456,025)			42,452,473	97.85

	Currency(1)	Number of Warrants	Value	% of Net Assets
Warrants

Brazil (Cost $—)
Iochpe-Maxion S.A., Exp. 06/03/2019, Strike Price $12.70*	BRL	2,184	$5,732	0.01
			5,732	0.01
Total Warrants (Cost $—)			5,732	0.01
Total Investments (Total Cost $43,456,025)			42,458,205	97.86
Other Assets Less Liabilities			929,911	2.14
Net Assets			$43,388,116	100.00

*	Non-income producing security.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2018 (Unaudited)

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
(3)	Security has been deemed worthless and is a Level 3 investment.

Percentages shown are based on net assets.

At July 31, 2018, the industry sectors for the Ashmore Emerging Markets Small-Cap Equity Fund were:

Sector	Percentage of Net Assets
Consumer Discretionary	34.4%
Consumer Staples	2.8
Financials	9.2
Health Care	6.5
Industrials	13.0
Information Technology	27.8
Materials	2.2
Real Estate	2.0

Total Investments	97.9
Other Assets Less Liabilities	2.1
Net Assets	100.0%

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2018 (Unaudited)

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Small-Cap Equity Fund’s investments, which are carried at fair value, as of July 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stock
Argentina	$1,052,806	$—	$—	$1,052,806
Brazil	2,846,407	—	—	2,846,407
China	10,116,584	—	—	10,116,584
India	7,644,224	—	—	7,644,224
Malaysia	2,139,572	—	—	2,139,572
Mexico	1,071,629	—	—	1,071,629
Poland	891,147	—	—	891,147
South Africa	1,864,513	—	—	1,864,513
South Korea	5,692,288	—	—	5,692,288
Taiwan	8,285,853	—	—	8,285,853
Thailand	847,450	—	—	847,450

Total Common Stock	42,452,473	—	—	42,452,473
Warrants
Brazil	—	5,732	—	5,732

Total Investments	$42,452,473	$5,732	$—	$42,458,205

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At July 31, 2018, there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2017.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2018 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Common Stocks

Argentina (Cost $10,056,216)
Globant S.A.*	EUR	48,300	$2,677,752	2.84
Grupo Supervielle S.A. ADR		80,354	1,085,583	1.15
Loma Negra Cia Industrial Argentina S.A. ADR*		79,153	889,680	0.95
Pampa Energia S.A. ADR*		44,169	1,861,723	1.98
YPF S.A. ADR		47,712	792,019	0.84
			7,306,757	7.76
Bangladesh (Cost $1,815,593)
Square Pharmaceuticals Ltd.	BDT	523,838	1,673,880	1.78
			1,673,880	1.78
Egypt (Cost $7,293,028)
ADES International Holding Ltd.*(2)		171,843	2,431,579	2.58
Arabian Food Industries Co. DOMTY*	EGP	1,550,000	956,715	1.02
Centamin PLC	GBP	556,086	868,570	0.92
Commercial International Bank Egypt S.A.E.	EGP	689,323	3,239,471	3.44
			7,496,335	7.96
Georgia (Cost $3,254,315)
Bank of Georgia Group PLC	GBP	26,107	625,437	0.66
Georgia Healthcare Group PLC*(2)	GBP	331,091	1,108,162	1.18
TBC Bank Group PLC	GBP	40,370	931,523	0.99
			2,665,122	2.83
Ivory Coast (Cost $1,483,823)
Sonatel S.A.	XOF	36,204	1,387,600	1.47
			1,387,600	1.47
Kazakhstan (Cost $1,019,505)
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)		119,426	1,391,313	1.48
			1,391,313	1.48
Kenya (Cost $3,062,807)
KCB Group Ltd.	KES	2,993,108	1,400,458	1.49
Safaricom PLC	KES	7,947,700	2,215,387	2.35
			3,615,845	3.84
Kuwait (Cost $9,630,228)
Human Soft Holding Co. K.S.C.	KWD	285,394	3,346,486	3.55
National Bank of Kuwait S.A.K.P.	KWD	2,614,648	6,995,425	7.43
			10,341,911	10.98
Mauritius (Cost $2,855,928)
MCB Group Ltd.	MUR	384,800	2,988,190	3.17
			2,988,190	3.17

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2018 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Morocco (Cost $1,904,660)
Attijariwafa Bank	MAD	38,050	$1,905,875	2.02
			1,905,875	2.02
Nigeria (Cost $11,228,520)
Dangote Cement PLC	NGN	3,802,397	2,457,224	2.61
Guaranty Trust Bank PLC	NGN	39,448,713	4,363,217	4.63
Lekoil Ltd.*	GBP	1,924,884	495,827	0.53
Nestle Nigeria PLC	NGN	746,172	3,297,087	3.50
United Bank for Africa PLC	NGN	48,514,717	1,279,524	1.36
			11,892,879	12.63
Pakistan (Cost $3,037,473)
Maple Leaf Cement Factory Ltd.	PKR	2,485,300	1,086,228	1.15
United Bank Ltd.	PKR	661,000	936,127	1.00
			2,022,355	2.15
Peru (Cost $4,095,469)
Alicorp S.A.A.	PEN	750,368	2,692,582	2.86
Credicorp Ltd.		8,600	1,967,422	2.09
			4,660,004	4.95
Philippines (Cost $2,828,904)
Cosco Capital, Inc.	PHP	4,614,200	530,018	0.56
International Container Terminal Services, Inc.	PHP	1,004,900	1,684,137	1.79
			2,214,155	2.35
Romania (Cost $1,767,506)
Banca Transilvania S.A.	RON	2,498,197	1,582,997	1.68
Sphera Franchise Group S.A.*	RON	43,490	281,628	0.30
			1,864,625	1.98
Saudi Arabia (Cost $5,030,693)
Bupa Arabia for Cooperative Insurance Co.	SAR	109,989	2,475,288	2.63
Saudi Co. For Hardware CJSC	SAR	14,500	298,096	0.32
United Electronics Co.	SAR	88,124	1,337,028	1.42
			4,110,412	4.37
Sri Lanka (Cost $1,405,366)
Sampath Bank PLC*	LKR	819,634	1,514,514	1.61
			1,514,514	1.61
United Arab Emirates (Cost $8,253,956)
Aramex PJSC	AED	603,221	714,376	0.76
DP World Ltd.		147,784	3,399,032	3.61
Emaar Development PJSC*	AED	626,057	869,252	0.92
Emaar Malls PJSC	AED	1,121,534	622,879	0.66
Emirates NBD PJSC	AED	365,357	1,049,376	1.12
NMC Health PLC	GBP	49,487	2,465,660	2.62
			9,120,575	9.69

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2018 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Vietnam (Cost $8,751,494)
Masan Group Corp.*	VND	661,600	$2,392,592	2.54
Military Commercial Joint Stock Bank	VND	2,475,636	2,493,393	2.65
Mobile World Investment Corp.	VND	87,850	440,702	0.47
Vietnam Dairy Products JSC	VND	336,370	2,429,989	2.58
Vietnam Technological & Commercial Joint Stock Bank*	VND	1,253,060	1,496,159	1.59
			9,252,835	9.83
Total Common Stocks (Cost $88,775,484)			87,425,182	92.85

Preferred Stocks

Colombia (Cost $2,672,871)
Banco Davivienda S.A., 2.301% (3)	COP	235,779	2,912,060	3.09
			2,912,060	3.09

Total Preferred Stocks (Cost $2,672,871)			2,912,060	3.09

Total Investments (Total Cost $91,448,355)			90,337,242	95.94

Other Assets Less Liabilities			3,821,661	4.06

Net Assets			$94,158,903	100.00

*	Non-income producing security.
(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
(3)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Percentages shown are based on net assets.

At July 31, 2018, the industry sectors for the Ashmore Emerging Markets Frontier Equity Fund were:

Sector	Percentage of Net Assets
Consumer Discretionary	6.1%
Consumer Staples	13.1
Energy	3.9
Financials	45.3
Health Care	5.6
Industrials	6.1
Information Technology	2.8
Materials	5.6
Real Estate	1.6
Telecommunication Services	3.8
Utilities	2.0

Total Investments	95.9
Other Assets Less Liabilities	4.1
Net Assets	100.0%

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2018 (Unaudited)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used indetermining the fair market value of investments.

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Frontier Equity Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stock
Argentina	$7,306,757	$—	$—	$7,306,757
Bangladesh	1,673,880	—	—	1,673,880
Egypt	7,496,335	—	—	7,496,335
Georgia	2,665,122	—	—	2,665,122
Ivory Coast	1,387,600	—	—	1,387,600
Kazakhstan	1,391,313	—	—	1,391,313
Kenya	3,615,845	—	—	3,615,845
Kuwait	10,341,911	—	—	10,341,911
Mauritius	2,988,190	—	—	2,988,190
Morocco	1,905,875	—	—	1,905,875
Nigeria	11,892,879	—	—	11,892,879
Pakistan	2,022,355	—	—	2,022,355
Peru	4,660,004	—	—	4,660,004
Philippines	2,214,155	—	—	2,214,155
Romania	1,864,625	—	—	1,864,625
Saudi Arabia	4,110,412	—	—	4,110,412
Sri Lanka	1,514,514	—	—	1,514,514
United Arab Emirates	9,120,575	—	—	9,120,575
Vietnam	9,252,835	—	—	9,252,835

Total Common Stocks	87,425,182	—	—	87,425,182
Preferred Stock
Colombia	2,912,060	—	—	2,912,060

Total Investments	$90,337,242	$—	$—	$90,337,242

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At July 31, 2018, there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2017.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS

As of July 31, 2018 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Common Stocks

Argentina (Cost $375,334)
Globant S.A.*	EUR	8,364	$463,700	1.63
			463,700	1.63
Brazil (Cost $2,194,256)
EcoRodovias Infraestrutura e Logistica S.A.	BRL	130,000	270,162	0.95
Hypera S.A.*	BRL	77,500	572,996	2.01
Rumo S.A.*	BRL	85,900	339,865	1.20
Smiles Fidelidade S.A.	BRL	30,100	410,604	1.44
Suzano Papel e Celulose S.A.	BRL	20,900	248,073	0.87
			1,841,700	6.47
China (Cost $8,118,782)
58.com, Inc. ADR*		6,618	445,127	1.56
Alibaba Group Holding Ltd. ADR*		2,875	538,286	1.89
Anhui Conch Cement Co. Ltd., Class H	HKD	52,500	336,107	1.18
ANTA Sports Products Ltd.	HKD	108,000	550,385	1.93
AviChina Industry & Technology Co. Ltd., Class H	HKD	641,000	393,630	1.38
Baoshan Iron & Steel Co. Ltd., Class A	CNY	270,900	345,704	1.21
China Construction Bank Corp., Class H	HKD	582,000	527,200	1.85
CSPC Pharmaceutical Group Ltd.	HKD	104,000	271,625	0.95
Haitian International Holdings Ltd.	HKD	153,000	360,617	1.27
New Oriental Education & Technology Group, Inc. ADR		3,348	288,062	1.01
Ping An Insurance Group Co. of China Ltd., Class H	HKD	103,000	955,326	3.35
Qingdao Haier Co. Ltd., Class A	CNY	100,682	254,749	0.90
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	HKD	54,000	257,649	0.91
SINA Corp.*		4,300	346,064	1.22
Tencent Holdings Ltd.	HKD	19,500	882,451	3.10
Xiabuxiabu Catering Management China Holdings Co. Ltd. (2)	HKD	218,500	471,572	1.66
YY, Inc. ADR*		4,829	450,207	1.58
			7,674,761	26.95
Hong Kong (Cost $422,395)
AIA Group Ltd.	HKD	49,600	432,868	1.52
			432,868	1.52
Hungary (Cost $509,190)
OTP Bank Nyrt.	HUF	11,421	429,696	1.51
			429,696	1.51
India (Cost $3,392,341)
Container Corp. Of India Ltd.	INR	29,593	288,784	1.01
Edelweiss Financial Services Ltd.	INR	97,360	439,272	1.54
HDFC Bank Ltd. ADR		3,017	311,777	1.09
ICICI Bank Ltd. ADR*		98,872	873,040	3.07
Indraprastha Gas Ltd.	INR	84,529	374,602	1.32
Mahindra & Mahindra Ltd.	INR	42,736	583,189	2.05

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2018 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
India (continued)
Mahindra & Mahindra Ltd. GDR		11,117	$152,859	0.54
Reliance Industries Ltd.	INR	26,392	456,373	1.60
			3,479,896	12.22
Mexico (Cost $1,746,893)
Fomento Economico Mexicano S.A.B. de C.V. ADR		2,977	292,163	1.02
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Series B	MXN	28,300	267,425	0.94
Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR		2,688	480,319	1.69
Grupo Financiero Banorte S.A.B. de C.V., Series O	MXN	66,200	461,609	1.62
Ternium S.A. ADR		8,802	319,072	1.12
			1,820,588	6.39
Peru (Cost $294,952)
Credicorp Ltd.		1,400	320,278	1.12
			320,278	1.12
Russian Federation (Cost $1,983,023)
LUKOIL PJSC ADR		12,845	922,014	3.23
Mail.Ru Group Ltd. GDR (Registered)*		10,692	289,753	1.02
Sberbank of Russia PJSC	RUB	214,440	737,503	2.59
			1,949,270	6.84
Saudi Arabia (Cost $303,050)
Samba Financial Group	SAR	38,479	325,250	1.14
			325,250	1.14
South Africa (Cost $2,688,988)
Naspers Ltd., Class N	ZAR	5,555	1,367,709	4.80
Sanlam Ltd.	ZAR	68,124	394,956	1.39
Shoprite Holdings Ltd.	ZAR	20,086	332,054	1.16
Truworths International Ltd.	ZAR	43,532	270,631	0.95
			2,365,350	8.30
South Korea (Cost $2,165,042)
Com2uS Corp.	KRW	2,665	361,877	1.27
Dentium Co. Ltd.	KRW	3,951	321,406	1.13
NCSoft Corp.	KRW	1,346	463,847	1.63
Samsung Electronics Co. Ltd.	KRW	4,658	192,583	0.67
SK Hynix, Inc.	KRW	12,355	953,146	3.35
			2,292,859	8.05
Taiwan (Cost $3,832,256)
Airtac International Group	TWD	21,000	228,768	0.80
Gourmet Master Co. Ltd.	TWD	37,536	337,792	1.19
Hota Industrial Manufacturing Co. Ltd.	TWD	102,000	433,135	1.52
Lite-On Technology Corp.	TWD	225,000	295,453	1.04
Parade Technologies Ltd.	TWD	20,000	304,436	1.07
Silergy Corp.	TWD	14,000	321,487	1.13

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2018 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Taiwan (continued)
Silicon Motion Technology Corp. ADR		6,107	$325,931	1.14
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	78,000	626,772	2.20
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		18,159	748,332	2.63
			3,622,106	12.72
Thailand (Cost $1,184,189)
CP ALL PCL (Registered)	THB	188,500	424,932	1.49
PTT PCL NVDR	THB	165,900	255,557	0.90
Siam Commercial Bank (The) PCL NVDR	THB	110,000	462,880	1.62
			1,143,369	4.01
Total Common Stocks (Cost $29,210,691)			28,161,691	98.87

Preferred Stocks

South Korea (Cost $282,547)
Samsung Electronics Co. Ltd., 3.384%(3)	KRW	8,050	275,254	0.97
			275,254	0.97
Total Preferred Stocks (Cost $282,547)			275,254	0.97

Total Investments (Total Cost $29,493,238)			28,436,945	99.84
Other Assets Less Liabilities			45,274	0.16

Net Assets			$28,482,219	100.00

*	Non-income producing security.
(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
(3)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Percentages shown are based on net assets.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2018 (Unaudited)

At July 31, 2018, the industry sectors for the Ashmore Emerging Markets Equity Fund were:

Sector	Percentage of Net Assets
Consumer Discretionary	18.0%
Consumer Staples	3.7
Energy	5.7
Financials	23.4
Health Care	5.0
Industrials	9.2
Information Technology	29.1
Materials	4.4
Utilities	1.3

Total Investments	99.8
Other Assets Less Liabilities	0.2
Net Assets	100.0%

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of July 31, 2018 (Unaudited)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Equity Fund’s investments and other financial instruments, which are carried at fair value, as of July 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stock
Argentina	$463,700	$—	$—	$463,700
Brazil	1,841,700	—	—	1,841,700
China	7,674,761	—	—	7,674,761
Hong Kong	432,868	—	—	432,868
Hungary	429,696	—	—	429,696
India	3,327,037	152,859	—	3,479,896
Mexico	1,820,588	—	—	1,820,588
Peru	320,278	—	—	320,278
Russian Federation	1,949,270	—	—	1,949,270
Saudi Arabia	325,250	—	—	325,250
South Africa	2,365,350	—	—	2,365,350
South Korea	2,292,859	—	—	2,292,859
Taiwan	3,622,106	—	—	3,622,106
Thailand	1,143,369	—	—	1,143,369

Total Common Stock	28,008,832	152,859	—	28,161,691
Preferred Stock
South Korea	275,254	—	—	275,254

Total Investments	$28,284,086	$152,859	$—	$28,436,945

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At July 31, 2018, there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2017.

See accompanying notes to the financial statements.

Item 2.	Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c)) under the Investment Company Act of 1940, as amended (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ashmore Funds

By:	/s/ George Grunebaum
George Grunebaum, President
(Principal Executive Officer)

Date:	September 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George Grunebaum
George Grunebaum, President
(Principal Executive Officer)

Date:	September 26, 2018

By:	/s/ Christopher Tsutsui
Christopher Tsutsui, Treasurer
(Principal Financial Officer)

Date:	September 26, 2018